Nuveen Minnesota Intermediate Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.0%
	MUNICIPAL BONDS – 96.0%
	Education and Civic Organizations – 15.7%
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
$425	3.000%, 8/01/23	No Opt. Call	BB+	$436,785
720	3.500%, 8/01/25	No Opt. Call	BB+	761,026
130	4.000%, 8/01/28	8/26 at 100.00	BB+	140,568
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
100	5.000%, 7/01/31	7/24 at 102.00	N/R	109,239
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	1,084,340
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
190	5.000%, 7/01/30	7/25 at 100.00	BB+	210,362
710	5.250%, 7/01/37	7/25 at 100.00	BB+	783,805
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A:
200	4.000%, 7/01/22	No Opt. Call	BB+	205,970
465	4.000%, 7/01/23	No Opt. Call	BB+	487,473
300	4.000%, 7/01/24	No Opt. Call	BB+	318,735
135	4.000%, 7/01/25	No Opt. Call	BB+	145,040
130	4.000%, 7/01/26	7/25 at 100.00	BB+	139,334
300	4.000%, 7/01/27	7/25 at 100.00	BB+	320,007
370	4.000%, 7/01/28	7/25 at 100.00	BB+	393,573
245	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27	10/24 at 100.00	N/R	255,589
645	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.500%, 8/01/36	8/22 at 102.00	BB+	681,178
	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
1,010	4.500%, 7/01/26	No Opt. Call	N/R	1,071,802
40	5.000%, 7/01/36	7/26 at 100.00	N/R	42,058
1,820	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 4.000%, 11/01/26	No Opt. Call	BB	1,929,000
975	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BB	1,017,432

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A:
$1,000	4.750%, 7/01/31	7/26 at 100.00	N/R	$1,046,880
500	5.000%, 7/01/36	7/26 at 100.00	N/R	519,380
1,350	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/31	7/24 at 102.00	N/R	1,451,763
1,405	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 5.000%, 12/01/32, 144A	12/27 at 100.00	N/R	1,577,253
1,380	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB+	1,487,336
315	Minneapolis, Minnesota, Revenue Bonds, Blake School Project, Refunding Series 2010, 4.000%, 9/01/21	3/21 at 100.00	A2	315,879
1,040	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Refunding Series 2015, 4.000%, 12/01/28	12/24 at 100.00	Aa1	1,152,694
500	Minneapolis, Minnesota, Revenue Bonds, YMCA of Greater Twin Cities Project, Series 2016, 3.000%, 6/01/21	No Opt. Call	Baa1	502,795
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
2,800	5.000%, 5/01/32	5/27 at 100.00	BB+	3,089,744
405	5.000%, 5/01/37	5/27 at 100.00	BB+	440,053
1,600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017, 4.000%, 3/01/33	3/27 at 100.00	Aa2	1,818,736
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint Scholastica, Inc, Refunding Series 2019:
100	3.000%, 12/01/22	No Opt. Call	Baa2	102,751
140	3.000%, 12/01/23	No Opt. Call	Baa2	145,487
105	4.000%, 12/01/24	No Opt. Call	Baa2	113,639
310	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St Scholastica, Inc, Series 2012-7R, 3.375%, 12/01/22	No Opt. Call	Baa2	320,528
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2013-7W:
350	4.000%, 10/01/21	No Opt. Call	A3	356,822
250	5.000%, 10/01/22	No Opt. Call	A3	267,073
500	5.000%, 10/01/23	No Opt. Call	A3	555,585
1,000	4.250%, 10/01/28	10/23 at 100.00	A3	1,076,100
1,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/29	3/25 at 100.00	Aa3	1,338,425
1,235	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/31	10/28 at 100.00	Baa1	1,491,472
700	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Series 2015-8I, 3.375%, 10/01/30	10/25 at 100.00	A2	740,642

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2015-8-G:
$1,305	5.000%, 12/01/26	12/25 at 100.00	A1	$1,550,666
1,000	5.000%, 12/01/28	12/25 at 100.00	A1	1,177,180
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2021:
1,250	3.000%, 10/01/38 (WI/DD, Settling 3/18/21)	10/30 at 100.00	A1	1,358,462
1,000	3.000%, 10/01/41 (WI/DD, Settling 3/18/21)	10/30 at 100.00	A1	1,076,440
850	4.000%, 10/01/46 (WI/DD, Settling 3/18/21)	10/30 at 100.00	A1	986,289
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2013-7U:
2,000	4.000%, 4/01/25	4/23 at 100.00	A2	2,134,220
775	4.000%, 4/01/26	4/23 at 100.00	A2	825,313
300	4.000%, 4/01/27	4/23 at 100.00	A2	318,687
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A:
750	4.000%, 10/01/34	10/27 at 100.00	A2	854,572
525	4.000%, 10/01/35	10/27 at 100.00	A2	596,668
450	4.000%, 10/01/36	10/27 at 100.00	A2	509,927
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019:
400	5.000%, 10/01/27	No Opt. Call	A2	495,964
295	5.000%, 10/01/28	No Opt. Call	A2	372,969
1,000	4.000%, 10/01/31	10/29 at 100.00	A2	1,186,390
450	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/26 (AMT)	No Opt. Call	AA	536,661
705	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26 (AMT)	No Opt. Call	AA	840,769
	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2011A:
1,515	4.250%, 10/01/24	10/21 at 100.00	AA-	1,546,451
880	4.375%, 10/01/25	10/21 at 100.00	AA-	898,427
905	4.500%, 10/01/26	10/21 at 100.00	AA-	923,996
1,185	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2015A, 3.000%, 10/01/26	4/25 at 100.00	AA-	1,286,163
	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016:
980	4.000%, 12/01/30	12/25 at 100.00	Baa1	1,052,118
1,060	4.000%, 12/01/32	12/25 at 100.00	Baa1	1,131,953
935	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BB-	972,045
560	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/26	12/21 at 100.00	BBB-	573,535

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$680	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB	$697,394
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/36 (4)	4/26 at 100.00	N/R	49,000
710	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/38, 144A	7/27 at 100.00	N/R	798,118
2,005	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A, 5.250%, 9/01/31	9/26 at 100.00	BB+	2,322,251
200	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A, 5.000%, 6/15/38, 144A	6/25 at 100.00	N/R	212,982
165	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 5.700%, 9/01/21	No Opt. Call	BB+	168,845
200	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.000%, 9/01/31	9/24 at 102.00	BB+	211,818
885	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BB	949,649
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
150	4.000%, 7/01/23	No Opt. Call	BB	154,344
700	5.000%, 7/01/33	7/23 at 100.00	BB	735,294
260	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 4.000%, 3/01/28	3/23 at 100.00	BB	265,816
2,770	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.000%, 10/01/36	10/26 at 100.00	N/R	2,915,730
250	University of Minnesota, General Obligation Bonds, Refunding Series 2017B, 5.000%, 12/01/21	No Opt. Call	Aa1	259,090
	University of Minnesota, General Obligation Bonds, Series 2014B:
1,000	4.000%, 1/01/31	1/24 at 100.00	Aa1	1,076,010
1,000	4.000%, 1/01/32	1/24 at 100.00	Aa1	1,073,980
1,000	4.000%, 1/01/34	1/24 at 100.00	Aa1	1,070,510
	University of Minnesota, General Obligation Bonds, Series 2019A:
1,310	5.000%, 4/01/29	No Opt. Call	Aa1	1,709,393
1,890	5.000%, 4/01/30	4/29 at 100.00	Aa1	2,445,376
	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
175	3.750%, 6/01/26	6/24 at 100.00	N/R	177,238
10	4.500%, 6/01/36	6/24 at 100.00	N/R	10,072
64,650	Total Education and Civic Organizations			70,953,128
	Health Care – 13.9%
3,370	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29	3/26 at 100.00	N/R	3,521,616

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
$1,140	4.000%, 4/01/29	4/27 at 100.00	BBB	$1,281,451
1,040	4.000%, 4/01/32	4/27 at 100.00	BBB	1,138,249
1,150	Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView Health Project, Refunding Series 2017A, 4.000%, 5/01/32	5/25 at 100.00	N/R	1,147,447
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
1,045	5.000%, 2/15/33	2/28 at 100.00	A-	1,262,778
145	4.250%, 2/15/38	2/28 at 100.00	A-	163,751
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
100	4.000%, 4/01/21	No Opt. Call	BBB	100,252
660	4.000%, 4/01/25	4/22 at 100.00	BBB	680,044
400	4.000%, 4/01/26	4/22 at 100.00	BBB	411,700
2,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 5.000%, 9/01/28	9/25 at 100.00	Baa1	2,282,360
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
495	5.000%, 5/01/31	5/27 at 100.00	Baa1	582,566
405	5.000%, 5/01/32	5/27 at 100.00	Baa1	473,591
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
1,190	5.000%, 11/15/28	11/25 at 100.00	A+	1,393,252
1,100	5.000%, 11/15/29	11/25 at 100.00	A+	1,280,983
1,000	5.000%, 11/15/30	11/25 at 100.00	A+	1,160,350
2,000	5.000%, 11/15/32	11/25 at 100.00	A+	2,307,560
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
3,390	5.000%, 11/15/35	11/28 at 100.00	A+	4,142,987
2,100	5.000%, 11/15/36	11/28 at 100.00	A+	2,557,968
500	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/29	5/27 at 100.00	AA-	611,410
	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2019:
300	5.000%, 11/15/22	No Opt. Call	AA-	323,874
275	5.000%, 11/15/24	No Opt. Call	AA-	319,932
645	5.000%, 11/15/26	No Opt. Call	AA-	795,666
1,030	5.000%, 11/15/27	No Opt. Call	AA-	1,299,881

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding Series 2013A:
$275	4.000%, 12/01/25	3/21 at 100.00	N/R	$269,742
250	4.050%, 12/01/26	3/21 at 100.00	N/R	241,930
250	4.150%, 12/01/27	3/21 at 100.00	N/R	239,450
750	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Series 2013C, 5.400%, 12/01/33	3/21 at 100.00	N/R	749,985
	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B:
2,350	5.000%, 11/15/29	No Opt. Call	AA	3,100,684
1,000	5.000%, 11/15/33	No Opt. Call	AA	1,416,060
1,785	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory Put 11/15/21)	No Opt. Call	AA	1,837,443
80	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21	3/21 at 100.00	AA-	80,232
945	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/24	No Opt. Call	AA-	1,072,660
1,895	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 5.000%, 5/01/27	5/26 at 100.00	AA-	2,268,163
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
3,620	5.000%, 7/01/28	7/25 at 100.00	A	4,211,327
1,550	5.000%, 7/01/30	7/25 at 100.00	A	1,795,396
4,500	5.000%, 7/01/32	7/25 at 100.00	A	5,174,280
1,155	4.000%, 7/01/35	7/25 at 100.00	A	1,246,903
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
1,000	5.000%, 11/15/28	11/27 at 100.00	A+	1,233,240
1,000	5.000%, 11/15/34	11/27 at 100.00	A+	1,201,740
1,745	4.000%, 11/15/35	11/27 at 100.00	A+	1,952,673
625	4.000%, 11/15/36	11/27 at 100.00	A+	697,294
1,305	4.000%, 11/15/37	11/27 at 100.00	A+	1,452,230
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,200	5.000%, 9/01/27	9/24 at 100.00	A	1,345,368
1,140	5.000%, 9/01/29	9/24 at 100.00	A	1,263,610
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
485	4.500%, 7/01/24	7/21 at 100.00	BBB	490,093
260	5.000%, 7/01/34	7/21 at 100.00	BBB	262,210
54,645	Total Health Care			62,842,381

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 0.1%
$500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	3/21 at 100.00	Aaa	$501,370
	Housing/Single Family – 0.9%
230	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	3/21 at 100.00	AA+	230,099
310	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.375%, 7/01/26	7/21 at 100.00	Aaa	312,954
270	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012A, 3.750%, 7/01/22 (AMT)	1/22 at 100.00	AA+	276,453
80	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.750%, 1/01/22 (AMT)	No Opt. Call	AA+	81,962
160	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C, 3.100%, 7/01/26	7/24 at 100.00	AA+	162,922
40	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	43,149
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A:
10	1.750%, 7/01/21 (AMT)	No Opt. Call	AA+	10,037
210	3.200%, 7/01/30 (AMT)	1/27 at 100.00	AA+	213,862
230	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017D, 3.300%, 1/01/30 (AMT)	1/27 at 100.00	AA+	245,709
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2018A:
100	3.500%, 7/01/28 (AMT)	7/27 at 100.00	AA+	105,061
80	3.625%, 7/01/32 (AMT)	7/27 at 100.00	AA+	83,219
165	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2019B, 3.300%, 7/01/33	7/28 at 100.00	AA+	176,025
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A:
505	1.300%, 7/01/22 (AMT)	No Opt. Call	AA+	509,843
365	1.350%, 7/01/23 (AMT)	No Opt. Call	AA+	369,957
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E:
830	1.850%, 1/01/29	No Opt. Call	AA+	856,768
495	1.900%, 7/01/29	No Opt. Call	AA+	511,385
4,080	Total Housing/Single Family			4,189,405
	Industrials – 0.2%
1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2013-1, 4.000%, 6/01/28	6/21 at 100.00	A+	1,006,760
	Long-Term Care – 9.1%
250	Anoka, Minnesota, Housing Revenue Bonds, The Homestead at Anoka, Inc Project, Refunding Series 2017, 5.000%, 11/01/46	11/24 at 103.00	N/R	265,712
1,000	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25	11/24 at 100.00	Baa1	1,139,550

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019:
$100	4.000%, 9/01/29	9/26 at 102.00	N/R	$96,707
100	4.000%, 9/01/30	9/26 at 102.00	N/R	95,797
100	4.000%, 9/01/31	9/26 at 102.00	N/R	94,729
100	4.000%, 9/01/32	9/26 at 102.00	N/R	93,498
155	4.000%, 9/01/33	9/26 at 102.00	N/R	142,898
100	4.000%, 9/01/34	9/26 at 102.00	N/R	90,361
815	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/33	8/23 at 100.00	N/R	862,327
1,110	City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities Revenue Bonds, Walker Minneapolis Campus Project, Series 2015, 4.625%, 11/15/31	11/22 at 100.00	N/R	1,061,548
325	City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31	8/24 at 100.00	N/R	328,091
235	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2017, 4.450%, 3/01/31	3/22 at 101.00	N/R	236,337
200	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2018, 4.500%, 9/01/33	9/23 at 100.00	N/R	201,222
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
1,000	4.600%, 1/01/27	1/23 at 100.00	N/R	980,420
500	5.000%, 1/01/34	1/23 at 100.00	N/R	471,015
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
2,385	3.875%, 8/01/29, 144A	8/22 at 100.00	N/R	2,431,913
1,100	5.000%, 8/01/36, 144A	8/22 at 100.00	N/R	1,132,978
500	Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale, LLC Project, Series 2019, 4.200%, 5/01/35	5/24 at 101.00	N/R	501,875
1,435	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	3/21 at 100.00	N/R	1,436,062
200	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc Project, Series 2019, 4.000%, 7/01/32	7/25 at 102.00	N/R	202,000
100	Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton Community Home, Refunding Series 2019, 3.750%, 5/01/34	5/24 at 101.00	N/R	90,932
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
1,400	5.000%, 11/15/24	11/22 at 100.00	N/R	1,408,974
1,650	4.750%, 11/15/28	11/22 at 100.00	N/R	1,624,821
	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen, Abiitan Mill City Project, Series 2015:
425	4.750%, 11/01/28	5/23 at 100.00	N/R	429,501
750	5.250%, 11/01/45	5/23 at 100.00	N/R	756,502

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019:
$190	2.900%, 8/01/23	No Opt. Call	N/R	$187,078
100	3.100%, 8/01/25	8/24 at 101.00	N/R	97,814
380	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 4.000%, 10/01/24	No Opt. Call	N/R	408,584
	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc Project, Refunding Series 2017A:
775	3.875%, 8/01/26	8/25 at 100.00	N/R	807,713
805	4.000%, 8/01/27	8/25 at 100.00	N/R	841,080
2,000	4.000%, 8/01/30	8/25 at 100.00	N/R	2,073,680
405	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33	7/24 at 102.00	N/R	382,304
1,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36	6/26 at 100.00	N/R	980,270
125	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 2.250%, 6/01/21	No Opt. Call	N/R	124,664
2,760	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	2,773,855
	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Amherst H Wilder Foundation Project, Refunding Series 2020A:
500	5.000%, 12/01/25	No Opt. Call	Baa2	576,910
1,015	5.000%, 12/01/26	No Opt. Call	Baa2	1,191,559
410	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 4.000%, 11/01/22	3/21 at 100.00	N/R	410,115
	Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian Homes Interlude Transitional Care Projects, Refunding Series 2018:
510	4.200%, 5/01/33	5/23 at 102.00	N/R	539,029
1,940	4.750%, 5/01/38	5/23 at 102.00	N/R	2,070,659
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
500	3.250%, 9/01/26	9/24 at 100.00	N/R	512,650
550	3.700%, 9/01/28	9/24 at 100.00	N/R	569,354
350	3.800%, 9/01/29	9/24 at 100.00	N/R	362,411
565	3.900%, 9/01/30	9/24 at 100.00	N/R	585,380
320	4.125%, 9/01/34	9/24 at 100.00	N/R	331,114
1,020	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27	9/22 at 100.00	N/R	1,038,054
1,590	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27	No Opt. Call	N/R	1,678,324
2,395	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	2,407,071

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020:
$50	2.350%, 3/01/21	No Opt. Call	N/R	$50,000
100	2.450%, 3/01/23	No Opt. Call	N/R	98,598
120	2.700%, 3/01/26	3/25 at 101.00	N/R	116,062
335	2.950%, 3/01/28	3/25 at 101.00	N/R	319,037
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
175	3.000%, 8/01/27	8/24 at 102.00	N/R	173,283
300	3.125%, 8/01/28	8/24 at 102.00	N/R	299,502
300	3.250%, 8/01/29	8/24 at 102.00	N/R	300,882
225	3.375%, 8/01/30	8/24 at 102.00	N/R	226,382
600	5.000%, 8/01/31	8/24 at 102.00	N/R	643,392
450	5.000%, 8/01/32	8/24 at 102.00	N/R	481,486
250	5.000%, 8/01/33	8/24 at 102.00	N/R	267,155
555	5.000%, 8/01/34	8/24 at 102.00	N/R	592,901
250	5.000%, 8/01/35	8/24 at 102.00	N/R	266,905
39,950	Total Long-Term Care			40,961,027
	Tax Obligation/General – 33.9%
2,000	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/30	2/28 at 100.00	Aa2	2,502,560
1,335	Annandale Independent School District 876, Wright and Stearns Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/27	No Opt. Call	Aa2	1,571,429
1,475	Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/34	2/28 at 100.00	AAA	1,604,328
1,165	Barnesville Independent School District 146 Public Schools, Clay, Otter Tail and Wilkin Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31	2/28 at 100.00	Aa2	1,354,499
	Belgrade Brooten Elrosa Public Schools Independent School District 2364, Minnesota, General Obligation Bonds, School Building Series 2020A:
400	3.000%, 2/01/28	2/26 at 100.00	Aa2	438,796
280	3.000%, 2/01/29	2/26 at 100.00	Aa2	305,334
1,590	Belle Plaine Independent School District 716, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 5.000%, 2/01/26	No Opt. Call	Aa2	1,922,517
1,405	Benson Independent School District 777, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/32	2/27 at 100.00	AAA	1,608,725
1,385	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2020A, 2.000%, 2/01/27	No Opt. Call	AAA	1,472,020
320	Blue Earth Area Schools Independent School District 2860, Minnesota, General Obligation Bonds, Refunding Series 2019A, 4.000%, 2/01/26	No Opt. Call	Aa2	368,464
1,565	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018C, 5.000%, 2/01/27	2/26 at 100.00	AAA	1,899,049

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A:
$3,280	4.000%, 2/01/30	2/27 at 100.00	AAA	$3,784,234
1,000	4.000%, 2/01/33	2/27 at 100.00	AAA	1,141,260
	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A:
2,145	4.000%, 2/01/35	2/27 at 100.00	Aa2	2,416,364
1,720	4.000%, 2/01/37	2/27 at 100.00	Aa2	1,927,398
2,000	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series 2014A, 4.000%, 11/01/28 – BAM Insured	11/23 at 100.00	AA	2,145,060
420	Burnsville, Dakota County, Minnesota, General Obligation Bonds, Refunding Utility Improvement Series 2019A, 5.000%, 12/20/27	No Opt. Call	AAA	534,345
365	Centennial Independent School District 12, Circle Pines, Anoka County, Minnesota, General Obligation Bonds, School Building Bonds, Series 2019A, 5.000%, 2/01/23	No Opt. Call	AAA	397,788
	Chaska, Minnesota, General Obligation Bonds, Series 2020C:
235	5.000%, 2/01/28	No Opt. Call	AA	297,573
250	5.000%, 2/01/29	No Opt. Call	AA	322,535
1,000	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	1,083,240
225	Columbia Heights Independent School District 13, Minnesota, General Obligation Bonds, School Building Series 2019B, 0.000%, 2/01/27	No Opt. Call	Aa2	209,673
1,055	Dawson-Boyd Independent School District 378, Yellow Medicine County, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,243,412
1,250	Detroit Lakes Independent School District 22, Becker and Otter Tail Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/27 at 100.00	AAA	1,442,163
	Dilworth-Glyndon-Felton Independent School District 2164, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A:
685	4.000%, 2/01/28	2/26 at 100.00	AAA	784,222
970	4.000%, 2/01/30	2/26 at 100.00	AAA	1,098,156
3,150	Elk River Independent School District 728, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31	2/27 at 100.00	Aa2	3,610,719
870	Elk River, Minnesota, General Obligation Bonds, Refunding Capital Improvement Plan Series 2020B, 5.000%, 2/01/22	No Opt. Call	AA+	908,271
1,530	Eveleth-Gilbert Public Schools Independent School District 2154, Saint Louis County, Minnesota, General Obligation Bonds, Series 2019A, 4.000%, 2/01/32	2/28 at 100.00	AAA	1,787,545
	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Alternative Facility, Series 2016B:
2,620	5.000%, 2/01/27	2/26 at 100.00	Aa2	3,170,750
1,075	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,222,952
665	Goodhue County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2015A, 3.000%, 2/01/27	2/23 at 100.00	Aa2	689,292
1,485	Goodhue Independent School District 253, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,750,206

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019F:
$1,265	0.000%, 2/01/27	2/26 at 97.95	AAA	$1,174,249
1,345	0.000%, 2/01/28	2/26 at 95.70	AAA	1,212,679
460	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Refunding Alternate Facilities Series 2019D, 5.000%, 2/01/26	No Opt. Call	AAA	552,005
1,040	Hennepin County, Minnesota, General Obligation Bonds, Sales Tax Series 2020C, 5.000%, 12/15/31	12/29 at 100.00	AAA	1,370,127
300	Hennepin County, Minnesota, General Obligation Bonds, Series 2017C, 5.000%, 12/01/24	No Opt. Call	AAA	350,997
630	Hopkins, Hennepin County, Minnesota, General Obligation Bonds, Series 2020A, 4.000%, 2/01/29	No Opt. Call	AA+	768,468
500	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	558,840
330	Jackson County Central Independent School District 2895, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/27	No Opt. Call	AAA	390,740
	La Crescent, Minnesota, General Obligation Bonds, Series 2019B:
130	4.000%, 2/01/22	No Opt. Call	A1	134,398
100	4.000%, 2/01/23	No Opt. Call	A1	106,381
1,225	Lake City Independent School District 813, Goodhue and Wabasha Counties, Minnesota, General Obligation Bonds, Refunding Series 2019A, 5.000%, 2/01/26	No Opt. Call	AAA	1,481,846
	Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A:
130	3.000%, 12/15/23	No Opt. Call	AA	138,713
265	3.000%, 12/15/24	No Opt. Call	AA	287,546
	Lester Prairie Independent School District 424, McLeod County, Minnesota, General Obligation Bonds, School Building Series 2019A:
415	5.000%, 2/01/29	No Opt. Call	Aa2	538,687
625	4.000%, 2/01/30	2/29 at 100.00	Aa2	754,563
	Mankato Independent School District 77, Nicollet and Le Sueur Counties, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2020A:
505	4.000%, 2/01/30	2/29 at 100.00	Aa2	602,970
595	4.000%, 2/01/31	2/29 at 100.00	Aa2	707,407
500	4.000%, 2/01/33	2/29 at 100.00	Aa2	588,245
550	4.000%, 2/01/34	2/29 at 100.00	Aa2	643,176
1,390	Maple River Independent School District 2135, Minnesota, General Obligation Bonds, School Building Series 2020A, 5.000%, 2/01/29	No Opt. Call	AAA	1,807,945
500	Marshall Independent School District 413, Lyon County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/30	2/28 at 100.00	Aa2	587,125
1,690	Metropolitan Council Minneapolis- Saint Paul Metropolitan Area, Minnesota, General Obligation Bonds, Refunding Transit Series 2020D, 5.000%, 3/01/27	No Opt. Call	AAA	2,114,173
2,595	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%, 2/01/32	2/28 at 100.00	AAA	3,056,106

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,980	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2019B, 4.000%, 2/01/34	2/29 at 100.00	AAA	$2,355,764
	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2020B:
2,460	5.000%, 2/01/28	No Opt. Call	AAA	3,139,550
1,490	4.000%, 2/01/32	2/30 at 100.00	AAA	1,820,005
800	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2017, 3.000%, 12/01/27	12/24 at 100.00	AAA	863,584
	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018:
1,480	4.000%, 12/01/33	12/26 at 100.00	AAA	1,705,611
500	4.000%, 12/01/35	12/26 at 100.00	AAA	573,630
1,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2014B, 4.000%, 8/01/26	8/24 at 100.00	AAA	1,115,590
1,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2018B, 4.000%, 8/01/31	8/28 at 100.00	AAA	1,201,320
1,000	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 4.000%, 10/01/25	10/23 at 100.00	AAA	1,090,080
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/25	8/23 at 100.00	AAA	2,226,420
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.500%, 10/01/28	10/23 at 100.00	AAA	2,134,260
	Minnesota State, General Obligation Bonds, Various Purpose Series 2018A:
1,265	5.000%, 8/01/29	8/28 at 100.00	AAA	1,629,143
1,500	5.000%, 8/01/34	8/28 at 100.00	AAA	1,899,300
	Minnetonka Independent School District 276, Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2013H:
525	4.000%, 2/01/25	2/23 at 100.00	Aaa	560,012
600	4.000%, 2/01/26	2/23 at 100.00	Aaa	638,442
500	Montgomery Independent School District 2905, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34	2/25 at 100.00	Aa2	543,310
1,475	Moose Lake Independent School District 97, Carlton and Pine Counties, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,622,235
1,000	Mora Independent School District 332, Kanabec County, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/29	2/28 at 100.00	AAA	1,113,230
2,050	North Branch Independent School District 138, Chisago County, Minnesota, General Obligation Bonds, School Building Series 2017A, 4.000%, 2/01/30	2/27 at 100.00	AAA	2,365,146
850	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.375%, 2/01/35	2/27 at 100.00	Aa2	925,803
1,375	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2019A, 5.000%, 2/01/31	2/28 at 100.00	Aa2	1,709,001

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Northland Independent School District 118, Minnesota, General Obligation Bonds, Series 2016A:
$560	3.000%, 2/01/27	2/24 at 100.00	Aa2	$591,315
1,185	3.000%, 2/01/29	2/24 at 100.00	Aa2	1,241,607
1,500	Osseo Independent School District 279 Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%, 2/01/34	2/27 at 100.00	Aa1	1,720,350
620	Otter Tail County, Minnesota, General Obligation Bonds, Disposal System - Prairie Lakes Municipal Authority, Series 2011, 4.750%, 5/01/27 (AMT)	5/21 at 100.00	AAA	623,776
1,035	Perham Dent Independent School District 549, Minnesota, General Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30	2/24 at 100.00	Aa2	1,077,839
	Pillager Independent School District 116, Cass and Morrison Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A:
945	4.000%, 2/01/26	No Opt. Call	AAA	1,091,078
990	4.000%, 2/01/27	No Opt. Call	AAA	1,165,953
1,030	4.000%, 2/01/28	No Opt. Call	AAA	1,232,591
1,145	Pipestone-Jasper Independent School District 2689, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/28	No Opt. Call	AAA	1,457,768
880	Plainview-Elgin-Millville Independent School District 2899, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/32	2/28 at 100.00	AAA	1,028,130
	Red Lake Falls Independent School District 630, Minnesota, General Obligation Bonds, School Building Series 2020A:
385	5.000%, 2/01/26	No Opt. Call	Aa2	463,448
400	3.000%, 2/01/27	2/26 at 100.00	Aa2	441,372
410	3.000%, 2/01/28	2/26 at 100.00	Aa2	450,385
425	3.000%, 2/01/29	2/26 at 100.00	Aa2	464,733
1,250	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%, 2/01/30	8/26 at 100.00	Aa2	1,337,613
1,210	Roseau Independent School District 682, Roseau and Marshall Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/29	2/28 at 100.00	Aa2	1,350,408
2,400	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35	2/27 at 100.00	Aa2	2,718,048
2,500	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, Series 1994, 4.000%, 2/01/37	2/27 at 100.00	Aa2	2,816,375
1,270	Russell-Tyler-Ruthton Public Schools Independent School District 2902, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/28	No Opt. Call	AAA	1,616,913
1,100	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,212,013
575	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34	2/23 at 100.00	Aa2	605,676
600	Saint Louis County Independent School District 2142, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 3.500%, 2/01/23	2/22 at 100.00	AAA	616,110
3,950	Saint Louis Park Independent School District 283, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2018A, 5.000%, 2/01/30	2/27 at 100.00	Aa2	4,819,158

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,225	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A, 3.200%, 2/01/32	2/26 at 100.00	Aa2	$1,321,248
400	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/29	2/28 at 100.00	AAA	476,632
	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Capital Facilities Series 2020A:
200	4.000%, 2/01/28	2/27 at 100.00	Aa2	233,196
225	4.000%, 2/01/30	2/27 at 100.00	Aa2	258,896
1,240	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%, 2/01/27	2/24 at 100.00	Aa2	1,330,421
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A:
300	5.000%, 2/01/28	2/27 at 100.00	Aa2	370,803
1,330	4.000%, 2/01/31	2/27 at 100.00	Aa2	1,536,788
2,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	2,285,620
915	Southland Independent School District 500, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31	2/27 at 100.00	AAA	1,051,628
1,475	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds, Refunding Series 2015A, 3.000%, 2/01/26	2/25 at 100.00	Aa2	1,597,602
2,000	Stillwater Independent School District 834, Washington County, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/28	2/24 at 100.00	Aa2	2,172,240
2,000	Tracy, Lyon County, Minnesota, General Obligation Bonds, Temporary Series 2019A, 1.750%, 5/01/22	3/21 at 100.00	AAA	2,001,720
	Virginia, Minnesota, General Obligation Bonds, Sales Tax Series 2020A:
410	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	504,038
870	5.000%, 2/01/28 – AGM Insured	No Opt. Call	AA	1,091,746
510	4.000%, 2/01/29 – AGM Insured	2/28 at 100.00	AA	599,174
360	4.000%, 2/01/30 – AGM Insured	2/28 at 100.00	AA	419,112
2,415	Watertown-Mayer Independent School District 111, Carver, Hennepin and Wright Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 0.000%, 2/01/31	2/28 at 94.63	AAA	2,019,785
2,000	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/29	2/28 at 100.00	AAA	2,390,520
1,025	Windom Independent School District, Cottonwood and Jackson Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 3.000%, 2/01/23	No Opt. Call	AAA	1,077,777
1,250	Worthington Independent School District 518, Nobles County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/27	2/26 at 100.00	AAA	1,447,175
590	Worthington, Minnesota, General Obligation Bonds, Series 2019A, 3.000%, 2/01/27	No Opt. Call	AA-	661,691
133,955	Total Tax Obligation/General			153,164,172
	Tax Obligation/Limited – 7.1%
695	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/28	No Opt. Call	Aa2	860,674

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$780	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	$800,093
1,475	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29	2/24 at 100.00	AAA	1,545,888
1,000	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,188,050
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015:
215	3.050%, 3/01/21	No Opt. Call	N/R	215,000
495	3.650%, 3/01/24	3/23 at 100.00	N/R	506,994
200	3.800%, 3/01/25	3/23 at 100.00	N/R	205,166
200	4.000%, 3/01/27	3/23 at 100.00	N/R	205,298
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Ivy Tower Project, Series 2015:
1,115	4.000%, 3/01/25	3/24 at 100.00	N/R	1,148,784
500	5.000%, 3/01/29	3/24 at 100.00	N/R	521,210
340	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24	3/23 at 100.00	N/R	349,207
1,170	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 4.000%, 8/01/27	8/24 at 100.00	AA+	1,288,568
960	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D, 4.000%, 8/01/34	8/28 at 100.00	AA+	1,119,600
770	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2019A, 4.000%, 8/01/32	8/29 at 100.00	AA+	920,627
485	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2019C, 4.000%, 8/01/31	8/29 at 100.00	AA+	583,974
1,055	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020A, 4.000%, 8/01/31	8/30 at 100.00	AA+	1,298,388
1,810	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020D, 4.000%, 8/01/31	8/30 at 100.00	AA+	2,227,567
1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	8/21 at 100.00	AA+	1,209,447
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B:
605	3.125%, 2/01/29	2/25 at 100.00	A2	636,254
350	3.250%, 2/01/30	2/25 at 100.00	A2	367,987
	Plymouth Intermediate District 287, Minnesota, Facilities Maintenance Bonds, Series 2017B:
235	4.000%, 5/01/26	No Opt. Call	A1	271,474
175	4.000%, 5/01/27	No Opt. Call	A1	205,279
1,155	Roseville Independent School District 623, Ramsey County, Minnesota, Certificates of Participation, Series 2021A, 5.000%, 4/01/29 (WI/DD, Settling 3/09/21)	No Opt. Call	Baa2	1,492,283
630	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A, 5.000%, 2/01/30	2/25 at 100.00	A1	726,107

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,685	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.250%, 2/01/33	2/27 at 100.00	AAA	$1,836,785
1,020	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B, 4.000%, 2/01/32	2/29 at 100.00	AAA	1,215,157
1,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2020C, 3.000%, 2/01/36	2/28 at 100.00	AAA	1,078,480
735	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%, 11/01/29	11/24 at 100.00	A+	845,030
1,895	University of Minnesota, Special Purpose Revenue Bonds, State Supported Biomedical Science Research Facilities Funding Program, Series 2011B, 5.000%, 8/01/23	8/21 at 100.00	AA+	1,932,294
3,500	Virginia Housing and Redevelopment Authority, Minnesota, Health Care Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%, 10/01/29	10/25 at 100.00	N/R	3,510,325
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, Certificates of Participation, Series 2020B:
790	5.000%, 4/01/25	No Opt. Call	A+	923,873
830	5.000%, 4/01/26	No Opt. Call	A+	998,365
29,055	Total Tax Obligation/Limited			32,234,228
	Transportation – 6.1%
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2016A:
320	5.000%, 1/01/26	No Opt. Call	AA-	385,270
105	4.000%, 1/01/26	No Opt. Call	AA-	121,167
2,330	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 1/01/25	3/21 at 100.00	A+	2,338,574
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2012B:
685	5.000%, 1/01/26	1/22 at 100.00	A+	711,681
2,550	5.000%, 1/01/29	1/22 at 100.00	A+	2,645,625
2,750	5.000%, 1/01/30	1/22 at 100.00	A+	2,852,190
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
335	5.000%, 1/01/29	1/24 at 100.00	A+	375,535
2,000	5.000%, 1/01/30	1/24 at 100.00	A+	2,237,220
1,965	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 1/01/30	7/29 at 100.00	A+	2,501,524
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
3,000	5.000%, 1/01/27 (AMT)	No Opt. Call	A+	3,636,990
2,540	5.000%, 1/01/31 (AMT)	7/29 at 100.00	A+	3,155,569
895	5.000%, 1/01/33 (AMT)	7/29 at 100.00	A+	1,100,832
550	5.000%, 1/01/34 (AMT)	7/29 at 100.00	A+	673,756
590	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019C, 5.000%, 1/01/27	No Opt. Call	A+	723,098

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
$1,050	5.000%, 1/01/34	1/27 at 100.00	AA-	$1,248,733
2,310	5.000%, 1/01/35	1/27 at 100.00	AA-	2,741,762
180	5.000%, 1/01/36	1/27 at 100.00	AA-	213,122
24,155	Total Transportation			27,662,648
	U.S. Guaranteed – 4.4% (5)
	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds, School Building Series 2014A:
1,000	4.000%, 2/01/26 (Pre-refunded 2/01/23)	2/23 at 100.00	Aa2	1,068,170
1,275	4.000%, 2/01/27 (Pre-refunded 2/01/23)	2/23 at 100.00	Aa2	1,361,917
625	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1, 6.000%, 10/01/32 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	645,869
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2012-7Q:
740	5.000%, 10/01/23 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa1	796,144
490	5.000%, 10/01/24 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa1	527,176
570	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/33 (Pre-refunded 12/01/23)	12/23 at 100.00	Aa3	643,239
	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013:
940	3.000%, 7/01/25 (Pre-refunded 7/01/23)	7/23 at 100.00	A	996,409
515	3.250%, 7/01/26 (Pre-refunded 7/01/23)	7/23 at 100.00	A	548,887
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
1,000	5.000%, 11/15/29 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	1,201,660
2,285	5.000%, 11/15/30 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	2,745,793
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A:
2,850	5.000%, 1/01/29 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	3,224,661
2,750	5.000%, 1/01/30 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	3,111,515
1,000	5.000%, 1/01/31 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,131,460
1,150	5.000%, 1/01/32 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,301,179
500	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/30 (Pre-refunded 2/01/26)	2/26 at 100.00	A+	579,300
17,690	Total U.S. Guaranteed			19,883,379
	Utilities – 4.6%
	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
475	4.000%, 12/01/28	12/24 at 100.00	AA	527,027
495	4.000%, 12/01/29	12/24 at 100.00	AA	545,629
1,140	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA	1,217,406

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A:
$580	5.000%, 12/01/25	12/22 at 100.00	A1	$625,286
670	5.000%, 12/01/26	12/22 at 100.00	A1	722,193
	Luverne, Minnesota, Electric Revenue Bonds, Series 2018A:
225	4.000%, 12/01/27	No Opt. Call	AA	265,860
100	4.000%, 12/01/33	12/28 at 100.00	AA	116,445
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014:
500	5.000%, 10/01/29	10/24 at 100.00	A1	573,000
500	5.000%, 10/01/30	10/24 at 100.00	A1	572,430
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A, 3.500%, 10/01/28	10/24 at 100.00	A1	1,063,560
1,430	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/30	1/23 at 100.00	A-	1,539,967
750	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2015E, 3.000%, 12/01/29	12/25 at 100.00	AA	805,995
1,000	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/33	12/26 at 100.00	AA	1,216,220
1,070	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (AMT)	10/27 at 100.00	A-	1,165,112
	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2021-1 501 C3:
100	3.000%, 10/01/22 (WI/DD, Settling 3/09/21)	No Opt. Call	A-	104,058
200	3.000%, 10/01/25 (WI/DD, Settling 3/09/21)	No Opt. Call	A-	218,696
100	3.000%, 10/01/27 (WI/DD, Settling 3/09/21)	No Opt. Call	A-	111,140
500	4.000%, 10/01/28 (WI/DD, Settling 3/09/21)	10/27 at 100.00	A-	581,085
2,500	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 4.000%, 1/01/30	1/26 at 100.00	AA-	2,771,575
1,000	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A, 0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	945,280
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Refunding Series 2012A:
1,000	3.000%, 1/01/28	1/23 at 100.00	Aa3	1,032,070
1,250	5.000%, 1/01/29	1/23 at 100.00	Aa3	1,351,375
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Refunding Series 2015A:
1,335	5.000%, 1/01/31	1/26 at 100.00	Aa3	1,582,135
1,000	5.000%, 1/01/33	1/26 at 100.00	Aa3	1,183,050
18,920	Total Utilities			20,836,594
$388,600	Total Long-Term Investments (cost $414,728,815)			434,235,092

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.3%
	MUNICIPAL BONDS – 3.3%
	Health Care – 2.3%
$6,475	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Variable Rate Demand Obligations, Series 2018A, 0.010%, 11/15/48 (6)	4/21 at 100.00	A-1	$6,475,000
250	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Variable Rate Demand Obligations, Series 2018B, 0.040%, 11/15/48 (6)	4/21 at 100.00	A-1	250,000
1,505	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations, Mayo Clinic Series 2008A, 0.010%, 11/15/38 (6)	4/21 at 100.00	A-1+	1,505,000
1,500	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations, Mayo Clinic Series 2008B, 0.010%, 11/15/38 (6)	4/21 at 100.00	A-1+	1,500,000
800	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations, Mayo Clinic Series 2011, 0.010%, 11/15/38 (6)	4/21 at 100.00	A-1+	800,000
10,530	Total Health Care			10,530,000
	Tax Obligation/General – 1.0%
4,500	Hennepin County, Minnesota, General Obligation Bonds, Variable Rate Demand Obligations, Series 2018B, 0.030%, 12/01/38 (6)	4/21 at 100.00	A-1+	4,500,000
$15,030	Total Short-Term Investments (cost $15,030,000)			15,030,000
	Total Investments (cost $429,758,815) – 99.3%			449,265,092
	Other Assets Less Liabilities – 0.7%			3,355,007
	Net Assets – 100%			$452,620,099
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$434,235,092	$ —	$434,235,092
Short-Term Investments:
Municipal Bonds	—	15,030,000	—	15,030,000
Total	$ —	$449,265,092	$ —	$449,265,092

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 92.4%
	MUNICIPAL BONDS – 92.4%
	Education and Civic Organizations – 13.5%
$65	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	$68,102
770	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	801,285
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
100	5.000%, 7/01/36	7/24 at 102.00	N/R	108,434
2,000	5.000%, 7/01/47	7/24 at 102.00	N/R	2,144,160
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
675	5.250%, 7/01/37	7/25 at 100.00	BB+	745,166
500	5.500%, 7/01/50	7/25 at 100.00	BB+	549,745
1,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.750%, 8/01/44	8/22 at 102.00	BB+	1,058,810
1,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 5.375%, 8/01/50	8/27 at 102.00	BB+	1,127,800
100	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	N/R	105,145
5,350	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	5,813,256
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
600	5.000%, 7/01/29	7/24 at 100.00	BB	640,686
1,000	5.000%, 7/01/34	7/24 at 100.00	BB	1,056,720
525	5.000%, 7/01/44	7/24 at 100.00	BB	547,848
4,150	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	N/R	4,261,926
300	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	316,053
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A:
410	5.000%, 7/01/40	7/30 at 100.00	N/R	441,312
100	5.000%, 7/01/55	7/30 at 100.00	N/R	105,564

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A:
$500	6.000%, 7/01/33	7/23 at 100.00	BB+	$538,890
3,715	6.000%, 7/01/43	7/23 at 100.00	BB+	3,960,413
1,260	6.125%, 7/01/48	7/23 at 100.00	BB+	1,345,289
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2014-8-C:
440	3.350%, 5/01/22	5/21 at 100.00	Ba1	438,891
420	3.500%, 5/01/23	5/21 at 100.00	Ba1	418,685
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
2,345	5.000%, 5/01/37	5/27 at 100.00	BB+	2,547,960
4,700	5.000%, 5/01/47	5/27 at 100.00	BB+	5,014,947
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017:
1,000	4.000%, 3/01/37	3/27 at 100.00	Aa2	1,124,980
1,000	4.000%, 3/01/39	3/27 at 100.00	Aa2	1,120,150
500	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint Scholastica, Inc, Refunding Series 2019, 4.000%, 12/01/40	12/29 at 100.00	Baa2	542,540
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/30	3/25 at 100.00	Aa3	1,065,990
675	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	783,459
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Series 2015-8I:
350	5.000%, 10/01/33	10/25 at 100.00	A2	404,303
385	5.000%, 10/01/34	10/25 at 100.00	A2	443,920
500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2016-8-N, 4.000%, 10/01/35	10/26 at 100.00	A1	561,780
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2021:
1,150	4.000%, 10/01/46 (WI/DD, Settling 3/18/21)	10/30 at 100.00	A1	1,334,391
2,100	4.000%, 10/01/50 (WI/DD, Settling 3/18/21)	10/30 at 100.00	A1	2,430,309
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27	4/26 at 100.00	A2	1,197,200
100	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A, 4.000%, 10/01/36	10/27 at 100.00	A2	113,317
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019:
1,000	5.000%, 10/01/34	10/29 at 100.00	A2	1,246,370
2,000	5.000%, 10/01/40	10/29 at 100.00	A2	2,448,800

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,000	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 2.650%, 11/01/38 (AMT)	11/27 at 100.00	AA	$983,380
1,950	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	2,158,436
1,130	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	BB-	1,159,855
700	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series 2004A, 5.500%, 12/01/33	12/21 at 100.00	BBB-	715,932
560	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB	574,325
130	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46 (4)	4/26 at 100.00	N/R	91,000
1,600	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019, 4.000%, 12/01/49	12/29 at 100.00	BBB-	1,667,216
685	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/52, 144A	7/27 at 100.00	N/R	757,240
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A:
1,500	5.000%, 9/01/40	9/30 at 100.00	BB+	1,770,780
1,000	5.000%, 9/01/43	9/30 at 100.00	BB+	1,170,530
3,300	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hope Community Academy Project, Series 2020A, 5.000%, 12/01/45	12/28 at 102.00	BB	3,471,402
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,000	5.000%, 6/15/48, 144A	6/25 at 100.00	N/R	1,056,070
1,615	5.000%, 6/15/53, 144A	6/25 at 100.00	N/R	1,698,738
2,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BB+	2,072,980
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
625	5.300%, 7/01/45	7/25 at 100.00	BB	670,594
1,030	5.375%, 7/01/50	7/25 at 100.00	BB	1,106,076
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School Project, Series 2019:
675	5.000%, 7/01/49	7/27 at 102.00	BB	747,333
880	5.000%, 7/01/55	7/27 at 102.00	BB	968,986
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
500	5.000%, 7/01/33	7/23 at 100.00	BB	525,210
1,450	5.000%, 7/01/44	7/23 at 100.00	BB	1,508,435
1,435	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33	12/22 at 100.00	BBB-	1,501,110

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
$2,010	5.000%, 10/01/41	10/26 at 100.00	N/R	$2,096,289
380	5.125%, 10/01/48	10/26 at 100.00	N/R	395,778
1,500	Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell Academy for Higher Learning Inc, Series 2019A, 5.000%, 6/15/49	6/27 at 100.00	N/R	1,615,605
500	St Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2018, 5.125%, 12/01/49	12/26 at 102.00	BBB-	561,305
	University of Minnesota, General Obligation Bonds, Series 2014B:
255	5.000%, 1/01/24	No Opt. Call	Aa1	288,703
2,235	4.000%, 1/01/33	1/24 at 100.00	Aa1	2,396,322
2,000	4.000%, 1/01/34	1/24 at 100.00	Aa1	2,141,020
	University of Minnesota, General Obligation Bonds, Series 2019A:
1,250	5.000%, 4/01/39	4/29 at 100.00	Aa1	1,565,013
2,110	5.000%, 4/01/40	4/29 at 100.00	Aa1	2,636,255
4,230	University of Minnesota, General Obligation Bonds, Series 2020A, 5.000%, 11/01/42	11/30 at 100.00	Aa1	5,420,533
20	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 4.750%, 6/01/46	6/24 at 100.00	N/R	20,196
	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Refunding Series 2020A:
390	4.000%, 12/01/40	12/25 at 102.50	BBB-	411,446
450	4.000%, 12/01/50	12/25 at 102.50	BBB-	470,372
86,880	Total Education and Civic Organizations			95,369,061
	Health Care – 14.6%
	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016:
500	4.000%, 3/01/32	3/26 at 100.00	N/R	516,710
2,000	4.000%, 3/01/37	3/26 at 100.00	N/R	2,043,380
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
550	3.000%, 4/01/26	No Opt. Call	BBB	592,394
485	5.000%, 4/01/41	4/27 at 100.00	BBB	544,965

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
$500	5.000%, 2/15/37	2/28 at 100.00	A-	$597,235
965	4.250%, 2/15/43	2/28 at 100.00	A-	1,077,316
2,000	5.000%, 2/15/43	2/28 at 100.00	A-	2,361,900
1,080	4.250%, 2/15/48	2/28 at 100.00	A-	1,197,472
6,675	5.000%, 2/15/48	2/28 at 100.00	A-	7,829,775
9,000	5.000%, 2/15/53	2/28 at 100.00	A-	10,498,230
3,000	5.250%, 2/15/53	2/28 at 100.00	A-	3,557,760
2,850	5.000%, 2/15/58	2/28 at 100.00	A-	3,318,426
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
375	4.000%, 4/01/22	No Opt. Call	BBB	387,716
500	4.000%, 4/01/27	4/22 at 100.00	BBB	514,060
760	4.000%, 4/01/31	4/22 at 100.00	BBB	774,478
1,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35	9/25 at 100.00	Baa1	1,064,420
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
425	5.000%, 5/01/31	5/27 at 100.00	Baa1	500,183
430	5.000%, 5/01/32	5/27 at 100.00	Baa1	502,825
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
525	5.000%, 11/15/26	11/25 at 100.00	A+	621,464
485	4.000%, 11/15/40	11/25 at 100.00	A+	522,437
2,000	5.000%, 11/15/44	11/25 at 100.00	A+	2,256,940
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
500	5.000%, 11/15/33	11/28 at 100.00	A+	614,560
1,000	5.000%, 11/15/36	11/28 at 100.00	A+	1,218,080
135	4.000%, 11/15/37	11/28 at 100.00	A+	152,319
3,965	4.000%, 11/15/48	11/28 at 100.00	A+	4,378,113
7,000	5.000%, 11/15/49	11/28 at 100.00	A+	8,289,750
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/29	5/27 at 100.00	AA-	1,222,820
	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2019:
2,000	5.000%, 11/15/27	No Opt. Call	AA-	2,524,040
1,415	5.000%, 11/15/28	No Opt. Call	AA-	1,821,643
750	5.000%, 11/15/29	No Opt. Call	AA-	981,615

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,400	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/33	No Opt. Call	AA	$3,398,544
60	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30	3/21 at 100.00	AA-	60,165
	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A:
165	5.000%, 5/01/21	No Opt. Call	AA-	166,247
675	5.000%, 5/01/46	5/26 at 100.00	AA-	778,680
	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019:
2,070	5.000%, 5/01/48	5/29 at 100.00	AA-	2,498,097
1,575	4.000%, 5/01/49	5/29 at 100.00	AA-	1,734,925
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
8,230	5.000%, 7/01/30	7/25 at 100.00	A	9,532,974
4,765	4.000%, 7/01/35	7/25 at 100.00	A	5,144,151
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
1,460	5.000%, 11/15/26	No Opt. Call	A+	1,779,185
2,135	5.000%, 11/15/27	No Opt. Call	A+	2,655,193
755	4.000%, 11/15/36	11/27 at 100.00	A+	842,331
640	4.000%, 11/15/37	11/27 at 100.00	A+	712,205
3,635	4.000%, 11/15/43	11/27 at 100.00	A+	3,991,884
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	3/21 at 100.00	N/R	1,376,265
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,980	4.000%, 9/01/31	9/24 at 100.00	A	2,096,978
1,410	5.000%, 9/01/34	9/24 at 100.00	A	1,532,529
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
500	3.750%, 7/01/21	No Opt. Call	BBB	504,405
350	4.000%, 7/01/22	7/21 at 100.00	BBB	353,346
1,270	4.500%, 7/01/24	7/21 at 100.00	BBB	1,283,335
89,320	Total Health Care			102,924,465
	Housing/Multifamily – 0.3%
2,500	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place Apartments Project, Series 2012A, 3.750%, 6/01/29	6/22 at 100.00	Aaa	2,564,325
	Housing/Single Family – 0.7%
20	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B, 4.100%, 12/01/29	6/21 at 100.00	AA+	20,104

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$6	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (AMT)	3/21 at 100.00	AA+	$5,580
70	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41 (AMT)	3/21 at 100.25	AA+	70,296
50	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011B, 4.000%, 7/01/21	No Opt. Call	Aaa	50,500
	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D:
20	4.375%, 7/01/26	7/21 at 100.00	Aaa	20,191
250	4.700%, 1/01/31	7/21 at 100.00	Aaa	252,380
10	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011E, 4.000%, 7/01/26	7/21 at 100.00	Aaa	10,101
245	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	264,289
665	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2016A, 3.200%, 1/01/33 (AMT)	7/25 at 100.00	AA+	704,175
305	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A, 3.200%, 7/01/30 (AMT)	1/27 at 100.00	AA+	310,609
230	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017D, 3.300%, 1/01/30 (AMT)	1/27 at 100.00	AA+	245,709
80	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2018A, 3.625%, 7/01/32 (AMT)	7/27 at 100.00	AA+	83,219
200	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2019B, 3.300%, 7/01/33	7/28 at 100.00	AA+	213,364
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A:
660	1.550%, 7/01/25 (AMT)	No Opt. Call	AA+	672,573
510	1.700%, 7/01/26 (AMT)	No Opt. Call	AA+	522,174
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020D:
280	1.625%, 1/01/26 (AMT)	No Opt. Call	AA+	281,775
235	1.650%, 7/01/26 (AMT)	No Opt. Call	AA+	235,766
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020H:
500	1.100%, 7/01/26 (AMT)	No Opt. Call	AA+	495,995
500	1.350%, 7/01/27 (AMT)	No Opt. Call	AA+	495,095
4,836	Total Housing/Single Family			4,953,895
	Industrials – 0.3%
2,150	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	BBB-	2,199,687
	Long-Term Care – 8.0%
1,790	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc Project, Series 2014, 5.125%, 11/01/49	11/24 at 100.00	N/R	1,874,040

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc, Orchard Path Project, Refunding Series 2018:
$1,000	5.000%, 9/01/43	9/23 at 102.00	N/R	$1,042,460
260	4.375%, 9/01/48	9/23 at 102.00	N/R	263,549
	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014:
375	4.000%, 11/01/39	11/24 at 100.00	Baa1	398,531
500	5.000%, 11/01/44	11/24 at 100.00	Baa1	546,010
	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019:
500	5.000%, 9/01/44	9/26 at 102.00	N/R	493,200
1,500	5.000%, 9/01/52	9/26 at 102.00	N/R	1,442,535
1,500	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/43	8/23 at 100.00	N/R	1,573,965
1,500	City of West Saint Paul, Minnesota Housing and Health Care Facilities Revenue Refunding Bonds, Walker Westwood Ridge Campus Project, Series 2017, 5.000%, 11/01/49	11/25 at 100.00	N/R	1,518,555
1,180	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2013, 5.200%, 3/01/43	3/21 at 100.00	N/R	1,180,578
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
575	5.250%, 1/01/40	1/23 at 100.00	N/R	529,121
1,175	5.250%, 1/01/46	1/23 at 100.00	N/R	1,053,505
1,195	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,226,644
500	Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale, LLC Project, Series 2019, 4.600%, 5/01/44	5/24 at 101.00	N/R	503,360
1,185	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	3/21 at 100.00	N/R	1,185,877
	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc Project, Series 2019:
400	4.100%, 7/01/34	7/25 at 102.00	N/R	405,104
1,000	5.000%, 7/01/49	7/25 at 102.00	N/R	1,044,580
1,250	5.000%, 7/01/54	7/25 at 102.00	N/R	1,302,187
	Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton Community Home, Refunding Series 2019:
200	4.000%, 5/01/39	5/24 at 101.00	N/R	178,058
450	4.250%, 5/01/46	5/24 at 101.00	N/R	392,063
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
450	5.000%, 11/15/24	11/22 at 100.00	N/R	452,885
1,500	4.750%, 11/15/28	11/22 at 100.00	N/R	1,477,110

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$1,500	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen, Abiitan Mill City Project, Series 2015, 5.250%, 11/01/45	5/23 at 100.00	N/R	$1,513,005
300	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019, 3.400%, 8/01/28	8/24 at 101.00	N/R	290,793
2,000	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 5.000%, 10/01/47	10/24 at 102.00	N/R	2,172,180
1,055	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	3/21 at 100.00	N/R	1,055,580
1,500	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc Project, Refunding Series 2017A, 5.000%, 8/01/48	8/25 at 100.00	N/R	1,563,180
1,285	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55	7/24 at 102.00	N/R	1,291,476
2,700	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49	6/26 at 100.00	N/R	2,717,172
50	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28	6/21 at 101.00	N/R	47,590
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2018, 5.000%, 10/01/43	10/23 at 100.00	N/R	1,020,320
4,000	Saint Paul Housing and Redevelopment Authority, Minnesota Senior Housing and Health Care Revenue Bonds, Carondelet Village Project, Series 2016A, 5.000%, 12/01/41	12/24 at 102.00	N/R	4,317,280
1,577	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revenue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	4/21 at 100.00	N/R	1,578,099
	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Amherst H Wilder Foundation Project, Refunding Series 2020A:
1,115	5.000%, 12/01/28	No Opt. Call	Baa2	1,336,227
300	5.000%, 12/01/30	No Opt. Call	Baa2	364,512
1,750	5.000%, 12/01/36	12/30 at 100.00	Baa2	2,066,540
1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42	3/21 at 100.00	N/R	1,000,500
850	Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian Homes Interlude Transitional Care Projects, Refunding Series 2018, 5.000%, 5/01/43	5/23 at 102.00	N/R	910,197
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
590	4.000%, 9/01/31	9/24 at 100.00	N/R	612,037
400	4.000%, 9/01/32	9/24 at 100.00	N/R	413,992
500	4.100%, 9/01/33	9/24 at 100.00	N/R	518,300
315	4.200%, 9/01/36	9/24 at 100.00	N/R	324,711
300	4.250%, 9/01/37	9/24 at 100.00	N/R	308,940
1,000	5.000%, 9/01/42	9/24 at 100.00	N/R	1,049,780
800	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30	9/22 at 100.00	N/R	812,184

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$2,390	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	$2,402,046
1,000	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020, 3.950%, 3/01/50	3/25 at 101.00	N/R	883,350
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
650	5.000%, 8/01/49	8/24 at 102.00	N/R	687,667
5,000	5.000%, 8/01/54	8/24 at 102.00	N/R	5,276,550
54,912	Total Long-Term Care			56,618,125
	Tax Obligation/General – 31.6%
1,410	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/30	2/28 at 100.00	Aa2	1,764,305
1,180	Annandale Independent School District 876, Wright and Stearns Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/28	No Opt. Call	Aa2	1,408,613
1,110	Annandale, Minnesota, General Obligation Bonds, Temporary Improvement Series 2020A, 2.000%, 2/01/23	3/21 at 100.00	AA-	1,111,365
	Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation Bonds, School Building Series 2020A:
1,475	3.000%, 2/01/34	2/28 at 100.00	AAA	1,604,328
1,355	3.000%, 2/01/43	2/28 at 100.00	AAA	1,435,826
2,110	Austin Independent School District 492, Mower and Freeborn Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/28	2/27 at 100.00	Aa2	2,453,656
375	Becker Independent School District 726, Minnesota, General Obligation Bonds, Refunding Series 2020A, 5.000%, 2/01/22	No Opt. Call	Aa2	390,578
2,105	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2017A, 4.000%, 2/01/29 – AGM Insured	2/28 at 100.00	AA	2,477,606
2,000	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2017A, 4.000%, 2/01/40	2/27 at 100.00	AAA	2,245,820
2,390	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2020A, 2.000%, 2/01/28	No Opt. Call	AAA	2,537,104
1,570	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018C, 5.000%, 2/01/27	2/26 at 100.00	AAA	1,905,117
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,500	4.000%, 2/01/38	2/27 at 100.00	AAA	3,944,815
3,825	4.000%, 2/01/42	2/27 at 100.00	AAA	4,275,126
1,000	4.000%, 2/01/43	2/27 at 100.00	AAA	1,115,770

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A:
$1,090	4.000%, 2/01/36	2/27 at 100.00	Aa2	$1,224,724
1,880	4.000%, 2/01/38	2/27 at 100.00	Aa2	2,102,103
2,715	4.000%, 2/01/41	2/27 at 100.00	Aa2	3,018,293
2,260	4.000%, 2/01/42	2/27 at 100.00	Aa2	2,505,911
230	Chaska, Minnesota, General Obligation Bonds, Series 2020C, 5.000%, 2/01/30	No Opt. Call	AA	301,597
1,160	Chisago Lakes, Minnesota, Independent School District 2144, General Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32	2/27 at 100.00	AAA	1,252,382
	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B:
1,000	5.000%, 2/01/27	2/25 at 100.00	Aa2	1,170,190
1,000	4.000%, 2/01/36	2/25 at 100.00	Aa2	1,083,240
1,100	Dakota County Community Development Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Series 2015A, 4.000%, 1/01/42	1/23 at 100.00	Aaa	1,141,679
	Dawson-Boyd Independent School District 378, Yellow Medicine County, Minnesota, General Obligation Bonds, School Building Series 2019A:
1,145	4.000%, 2/01/31	2/28 at 100.00	AAA	1,343,554
1,145	4.000%, 2/01/32	2/28 at 100.00	AAA	1,337,738
500	Dilworth-Glyndon-Felton Independent School District 2164, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/35	2/26 at 100.00	AAA	529,560
595	Duluth, Minnesota, General Obligation Bonds, Refunding Capital Improvement Series 2019C, 5.000%, 2/01/32	2/29 at 100.00	AA	755,751
2,130	Duluth, Minnesota, General Obligation Bonds, Refunding DECC Improvement Series 2016A, 5.000%, 2/01/32	2/26 at 100.00	AA	2,543,539
1,500	Eden Prairie Independent School District 272, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/31	2/28 at 100.00	Aa2	1,755,795
1,250	Eveleth-Gilbert Public Schools Independent School District 2154, Saint Louis County, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/30	2/28 at 100.00	AAA	1,567,863
	Forest Lake, Washington County, Minnesota, General Obligation Bonds, Series 2019A:
2,145	5.000%, 2/01/29	No Opt. Call	AA+	2,788,071
1,960	4.000%, 2/01/32	2/29 at 100.00	AA+	2,335,007
480	Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2017, 3.250%, 2/01/34	2/26 at 100.00	Aa2	512,525
700	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%, 2/01/30	2/26 at 90.86	AAA	592,249
1,300	Hennepin County Regional Railroad Authority, Minnesota, General Obligation Bonds, Refunding Limited Tax Series 2019D, 5.000%, 12/01/26	No Opt. Call	AAA	1,617,967
3,290	Hennepin County, Minnesota, General Obligation Bonds, Sales Tax Series 2020C, 5.000%, 12/15/26	No Opt. Call	AAA	4,101,117
1,390	Hutchinson Independent School District 423, McLeod, Meeker, Renville Counties, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	Aa2	1,670,252

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$5,000	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	$5,588,400
1,000	Itasca County Independent School District 318, Minnesota, General Obligation Bonds, Series 2018A, 5.000%, 2/01/29	2/27 at 100.00	AAA	1,226,990
	La Crescent, Minnesota, General Obligation Bonds, Series 2019B:
170	4.000%, 2/01/25	No Opt. Call	A1	191,170
165	4.000%, 2/01/26	No Opt. Call	A1	189,474
100	4.000%, 2/01/27	No Opt. Call	A1	117,019
335	La Crescent, Minnesota, General Obligation Bonds, Series 2020A, 4.000%, 2/01/27	No Opt. Call	A1	392,014
500	La Crescent-Hokah Independent School District 300, Houston and Winona Counties, Minnesota, General Obligation Bonds, School Building & Maintenance Series 2019A, 4.000%, 2/01/30	2/27 at 100.00	Aa2	572,265
	Lake City Independent School District 813, Goodhue and Wabasha Counties, Minnesota, General Obligation Bonds, Refunding Series 2019A:
1,330	5.000%, 2/01/27	No Opt. Call	AAA	1,654,068
1,140	3.000%, 2/01/28	2/27 at 100.00	AAA	1,262,732
	Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A:
145	3.000%, 12/15/27	No Opt. Call	AA	162,802
145	3.000%, 12/15/28	12/27 at 100.00	AA	161,877
160	3.000%, 12/15/29	12/27 at 100.00	AA	177,443
315	3.000%, 12/15/30	12/27 at 100.00	AA	347,202
4,100	Lakeville Independent School District 194, Dakota County, Minnesota, General Obligation Bonds, School Building & Facilities Maintenance Series 2020A, 3.000%, 2/01/29	2/28 at 100.00	Aa2	4,625,046
	Lester Prairie Independent School District 424, McLeod County, Minnesota, General Obligation Bonds, School Building Series 2019A:
590	5.000%, 2/01/28	No Opt. Call	Aa2	749,807
590	4.000%, 2/01/31	2/29 at 100.00	Aa2	708,785
	Maccray Independent School District 2180, Chippewa, Kandiyohi and Renville Counties, Minnesota, General Obligation Bonds, School Building Series 2020A:
1,965	4.000%, 2/01/28	No Opt. Call	Aa2	2,344,265
2,040	3.000%, 2/01/29	2/28 at 100.00	Aa2	2,281,026
	Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A:
660	3.600%, 1/01/35 – AGM Insured	1/23 at 100.00	AA	694,241
500	4.000%, 1/01/45 – AGM Insured	1/23 at 100.00	AA	525,720
	Mankato Independent School District 77, Nicollet and Le Sueur Counties, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2020A:
715	4.000%, 2/01/29	No Opt. Call	Aa2	861,925
645	4.000%, 2/01/38	2/29 at 100.00	Aa2	745,123

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Maple River Independent School District 2135, Minnesota, General Obligation Bonds, School Building Series 2020A:
$425	4.000%, 2/01/31	2/30 at 100.00	AAA	$518,759
245	4.000%, 2/01/32	2/30 at 100.00	AAA	297,430
2,250	4.000%, 2/01/45	2/30 at 100.00	AAA	2,616,862
1,500	4.000%, 2/01/50	2/30 at 100.00	AAA	1,735,620
1,300	Marshall Independent School District 413, Lyon County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/28	No Opt. Call	Aa2	1,554,735
1,780	Metropolitan Council Minneapolis- Saint Paul Metropolitan Area, Minnesota, General Obligation Bonds, Refunding Transit Series 2020D, 5.000%, 3/01/28	No Opt. Call	AAA	2,278,685
585	Milaca Independent School District 912, Millie Lacs, Morrison, Benton, Kanabec and Isanti Counties, Minnesota, General Obligation Bonds, Refunding Alternative Facilities Crossover Series 2014B, 4.000%, 2/01/26	2/24 at 100.00	Aa2	641,710
1,495	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%, 2/01/36	2/28 at 100.00	AAA	1,732,331
	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2019B:
1,475	5.000%, 2/01/29	No Opt. Call	AAA	1,922,412
1,570	5.000%, 2/01/30	2/29 at 100.00	AAA	2,029,884
2,060	4.000%, 2/01/35	2/29 at 100.00	AAA	2,437,989
1,090	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2020B, 5.000%, 2/01/29	No Opt. Call	AAA	1,420,630
2,195	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018, 4.000%, 12/01/35	12/26 at 100.00	AAA	2,518,236
1,000	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2016D, 2.250%, 8/01/29	8/26 at 100.00	AAA	1,060,980
7,015	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2020B, 4.000%, 8/01/29	No Opt. Call	AAA	8,717,470
500	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 5.000%, 10/01/21	No Opt. Call	AAA	514,245
500	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.000%, 10/01/26	10/23 at 100.00	AAA	530,600
3,130	Minnesota State, General Obligation Bonds, Various Purpose Series 2017A, 5.000%, 10/01/29	10/27 at 100.00	AAA	3,939,387
1,515	Minnesota State, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 8/01/34	8/28 at 100.00	AAA	1,918,293
155	Minnesota State, General Obligation Bonds, Various Purpose Series 2019A, 5.000%, 8/01/36	8/29 at 100.00	AAA	198,953
2,425	Minnesota State, General Obligation Bonds, Various Purpose Series 2020A, 5.000%, 8/01/36	8/30 at 100.00	AAA	3,186,595

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Montgomery Independent School District 2905, Minnesota, General Obligation Bonds, School Building Series 2018A:
$250	4.000%, 2/01/32	2/25 at 100.00	Aa2	$272,833
500	4.000%, 2/01/36	2/25 at 100.00	Aa2	541,620
	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A:
2,070	3.000%, 2/01/43	2/28 at 100.00	Aa2	2,192,089
1,100	3.000%, 2/01/44	2/28 at 100.00	Aa2	1,162,557
	Mora Independent School District 332, Kanabec County, Minnesota, General Obligation Bonds, School Building Series 2020A:
2,620	4.000%, 2/01/28	No Opt. Call	AAA	3,135,328
1,085	3.000%, 2/01/29	2/28 at 100.00	AAA	1,207,855
1,850	3.000%, 2/01/30	2/28 at 100.00	AAA	2,039,070
300	Mountain Lake, Minnesota, General Obligation Bonds, Series 2017B, 4.000%, 2/01/43	2/25 at 100.00	A+	322,716
2,735	New Prague Independent School District 721, Scott County, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 5.000%, 2/01/23	No Opt. Call	Aa2	2,977,923
2,000	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.375%, 2/01/35	2/27 at 100.00	Aa2	2,178,360
595	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Refunding Alternate Facilities Series 2019C, 4.000%, 2/01/30	2/28 at 100.00	Aa2	699,964
1,600	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2019A, 5.000%, 2/01/32	2/28 at 100.00	Aa2	1,980,208
1,080	Pillager Independent School District 116, Cass and Morrison Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/29	2/28 at 100.00	AAA	1,282,954
1,360	Pillager Independent School District 116, Cass and Morrison Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 3.000%, 2/01/33	2/28 at 100.00	AAA	1,479,938
1,205	Pipestone-Jasper Independent School District 2689, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/29	No Opt. Call	AAA	1,567,319
4,000	Richfield Independent School District 280, Hennepin County, Minnesota, General Obligation Bonds, School Buildings Series 2018A, 4.000%, 2/01/40	2/27 at 100.00	AAA	4,491,640
1,250	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%, 2/01/30	8/26 at 100.00	Aa2	1,337,613
2,765	Rosemount Independent School District 196, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/27	2/26 at 100.00	AAA	3,331,355
	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,250	5.000%, 2/01/30	2/27 at 100.00	Aa2	3,965,130
2,500	4.000%, 2/01/35	2/27 at 100.00	Aa2	2,831,300
1,500	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, Series 1994, 4.000%, 2/01/37	2/27 at 100.00	Aa2	1,689,825

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Russell-Tyler-Ruthton Public Schools Independent School District 2902, Minnesota, General Obligation Bonds, Series 2019A:
$1,620	5.000%, 2/01/30	2/29 at 100.00	AAA	$2,088,860
1,700	4.000%, 2/01/31	2/29 at 100.00	AAA	2,035,189
575	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35	2/23 at 100.00	Aa2	605,262
1,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45	2/26 at 100.00	AAA	1,098,350
	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A:
1,340	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,536,189
1,400	4.000%, 2/01/30	2/26 at 100.00	Aa2	1,587,110
1,885	3.200%, 2/01/32	2/26 at 100.00	Aa2	2,033,104
	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Capital Facilities Series 2020A:
250	4.000%, 2/01/33	2/27 at 100.00	Aa2	284,253
425	4.000%, 2/01/34	2/27 at 100.00	Aa2	481,236
3,390	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Series 2013A, 3.000%, 2/01/25	2/23 at 100.00	Aa2	3,556,551
2,500	Sibley East Independent School District 2310, Sibley, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40	2/25 at 100.00	Aa2	2,692,225
420	Sleepy Eye, Minnesota, General Obligation Bonds, Refunding Series 2020A, 4.000%, 2/01/28	No Opt. Call	AA	499,829
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A:
1,330	4.000%, 2/01/31	2/27 at 100.00	Aa2	1,536,788
670	4.000%, 2/01/33	2/27 at 100.00	Aa2	768,731
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2020A:
1,575	5.000%, 2/01/28	No Opt. Call	Aa2	2,007,653
1,575	4.000%, 2/01/29	2/28 at 100.00	Aa2	1,876,739
700	4.000%, 2/01/30	2/28 at 100.00	Aa2	827,547
1,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	1,142,810
500	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds, Refunding Series 2015A, 4.000%, 2/01/22	No Opt. Call	Aa2	517,575
	Swift County-Benson Hospital District, Minnesota, Congregate Senior Revenue Bonds, Series 2020A:
150	4.000%, 2/01/25	No Opt. Call	AA-	168,741
330	4.000%, 2/01/28	No Opt. Call	AA-	391,519
345	4.000%, 2/01/29	No Opt. Call	AA-	414,169

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Virginia, Minnesota, General Obligation Bonds, Sales Tax Series 2020A:
$535	4.000%, 2/01/31 – AGM Insured	2/28 at 100.00	AA	$620,119
500	4.000%, 2/01/32 – AGM Insured	2/28 at 100.00	AA	577,045
815	4.000%, 2/01/33 – AGM Insured	2/28 at 100.00	AA	937,054
655	4.000%, 2/01/35 – AGM Insured	2/28 at 100.00	AA	748,763
245	4.000%, 2/01/37 – AGM Insured	2/28 at 100.00	AA	278,376
2,500	Waconia Independent School District, Minnesota, General Obligation Bonds, School Building Series 2015B, 3.000%, 2/01/28	2/25 at 100.00	Aa2	2,677,100
1,315	Waseca Independent School District 829, Steele, Rice, and Waseca Counties, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/27	2/26 at 100.00	Aa2	1,520,350
1,685	Watertown-Mayer Independent School District 111, Carver, Hennepin and Wright Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 0.000%, 2/01/32	2/28 at 92.57	AAA	1,369,197
1,220	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/39	2/27 at 100.00	AAA	1,372,146
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2020A:
4,820	4.000%, 2/01/27	No Opt. Call	AAA	5,716,375
5,000	3.000%, 2/01/42	2/28 at 100.00	AAA	5,325,500
193,475	Total Tax Obligation/General			223,252,388
	Tax Obligation/Limited – 7.0%
750	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25	No Opt. Call	Aa2	864,413
600	Elbow Lake Economic Development Authority, Minnesota, Lease Revenue Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43	12/27 at 100.00	N/R	638,196
135	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015, 4.000%, 3/01/30	3/23 at 100.00	N/R	137,811
425	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27	3/23 at 100.00	N/R	434,346
1,090	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 3.250%, 8/01/30	8/24 at 100.00	AA+	1,152,141
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2017A:
200	4.000%, 8/01/30	8/27 at 100.00	AA+	232,732
475	4.000%, 8/01/34	8/27 at 100.00	AA+	545,105
325	4.000%, 8/01/35	8/27 at 100.00	AA+	372,083
1,125	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D, 4.000%, 8/01/38	8/28 at 100.00	AA+	1,294,391
2,450	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020A, 4.000%, 8/01/29	No Opt. Call	AA+	2,995,909
3,105	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020B, 4.000%, 8/01/32	8/30 at 100.00	AA+	3,791,764

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015A:
$1,470	3.625%, 2/01/34	2/25 at 100.00	A2	$1,546,278
580	3.750%, 2/01/36	2/25 at 100.00	A2	610,897
4,600	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B, 4.000%, 2/01/42	2/25 at 100.00	A2	4,877,288
1,000	Plymouth Intermediate District 287, Minnesota, Certificates of Participation, Refunding Series 2017A, 4.000%, 2/01/36	2/27 at 100.00	A1	1,113,490
	Plymouth Intermediate District 287, Minnesota, Facilities Maintenance Bonds, Series 2017B:
175	4.000%, 5/01/29	5/27 at 100.00	A1	201,278
200	4.000%, 5/01/32	5/27 at 100.00	A1	226,186
100	4.000%, 5/01/33	5/27 at 100.00	A1	112,719
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
4,500	4.500%, 7/01/34	7/25 at 100.00	N/R	4,911,345
1,077	4.750%, 7/01/53	7/28 at 100.00	N/R	1,175,470
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	2,733,925
1,215	Roseville Independent School District 623, Ramsey County, Minnesota, Certificates of Participation, Series 2021A, 5.000%, 4/01/30 (WI/DD, Settling 3/09/21)	No Opt. Call	Baa2	1,598,089
	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
355	5.000%, 2/01/32	2/25 at 100.00	A1	407,387
520	5.000%, 2/01/34	2/25 at 100.00	A1	594,589
	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
350	4.250%, 4/01/25	4/23 at 100.00	N/R	359,968
430	4.875%, 4/01/30	4/23 at 100.00	N/R	440,797
1,665	5.250%, 4/01/43	4/23 at 100.00	N/R	1,690,791
2,670	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.375%, 2/01/35	2/27 at 100.00	AAA	2,914,385
	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B:
1,005	4.000%, 2/01/36	2/29 at 100.00	AAA	1,180,503
1,000	4.000%, 2/01/37	2/29 at 100.00	AAA	1,170,540
	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2020C:
3,325	4.000%, 2/01/30	2/28 at 100.00	AAA	3,918,812
2,840	3.000%, 2/01/36	2/28 at 100.00	AAA	3,062,883

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, Certificates of Participation, Series 2020B:
$745	5.000%, 4/01/24	No Opt. Call	A+	$844,264
900	4.000%, 4/01/28	No Opt. Call	A+	1,066,212
43,902	Total Tax Obligation/Limited			49,216,987
	Transportation – 5.3%
1,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	3/21 at 100.00	N/R	999,870
1,000	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 1/01/28	1/27 at 100.00	AA-	1,223,940
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
200	5.000%, 1/01/25	1/24 at 100.00	A+	225,828
2,000	5.000%, 1/01/31	1/24 at 100.00	A+	2,235,420
1,175	5.000%, 1/01/32	1/24 at 100.00	A+	1,311,899
750	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/26 (AMT)	1/24 at 100.00	A+	841,657
270	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%, 1/01/22	No Opt. Call	A+	280,541
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A:
30	5.000%, 1/01/31	7/29 at 100.00	A+	37,932
70	5.000%, 1/01/37	7/29 at 100.00	A+	86,435
1,250	5.000%, 1/01/44	7/29 at 100.00	A+	1,515,175
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
750	5.000%, 1/01/30 (AMT)	7/29 at 100.00	A+	938,775
2,000	5.000%, 1/01/35 (AMT)	7/29 at 100.00	A+	2,443,420
1,225	5.000%, 1/01/38 (AMT)	7/29 at 100.00	A+	1,482,017
2,215	5.000%, 1/01/39 (AMT)	7/29 at 100.00	A+	2,672,287
3,000	5.000%, 1/01/44 (AMT)	7/29 at 100.00	A+	3,573,510
7,250	5.000%, 1/01/49 (AMT)	7/29 at 100.00	A+	8,577,910
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
125	5.000%, 1/01/33	1/27 at 100.00	AA-	149,104
1,630	5.000%, 1/01/37	1/27 at 100.00	AA-	1,924,916
5,580	5.000%, 1/01/46	1/27 at 100.00	AA-	6,480,054
475	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2016D, 5.000%, 1/01/34 (AMT)	1/27 at 100.00	A+	554,529
31,995	Total Transportation			37,555,219

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 2.3% (5)
$1,135	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	$1,268,294
2,000	Mankato Independent School District 77, Nicollet and Le Sueur Counties, Minnesota, General Obligation Bonds, School Building Series 2014A, 4.000%, 2/01/28 (Pre-refunded 2/01/24)	2/24 at 100.00	AAA	2,201,620
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
625	6.000%, 10/01/32 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	645,869
2,000	6.000%, 10/01/40 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	2,066,780
720	Otter Tail County, Minnesota, General Obligation Bonds, Capital Improvement Series 2016A, 3.000%, 2/01/23 (ETM)	No Opt. Call	AA	757,922
1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 6.625%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BB+	1,548,255
1,600	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A, 5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	1,922,656
3,715	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	4,203,374
1,530	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/42 (Pre-refunded 2/01/26)	2/26 at 100.00	A+	1,772,658
14,825	Total U.S. Guaranteed			16,387,428
	Utilities – 8.8%
1,240	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,389,160
135	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	162,674
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	244,760
500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014, 4.000%, 10/01/21	No Opt. Call	A1	510,900
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
1,000	4.000%, 10/01/31	10/24 at 100.00	A1	1,085,360
1,000	4.000%, 10/01/32	10/24 at 100.00	A1	1,082,280
2,250	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016, 5.000%, 10/01/47	10/26 at 100.00	A1	2,648,137
400	Minnesota Public Facilities Authority, State Clean Water Revolving Fund Revenue Bonds, Series 2010A, 5.000%, 3/01/21	No Opt. Call	AAA	400,000
3,500	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/47	12/26 at 100.00	AA	4,134,760
	Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy Revenue Bonds, Refunding Series 2017A:
390	4.000%, 10/01/28	10/27 at 100.00	A-	453,426
675	4.000%, 10/01/33	10/27 at 100.00	A-	761,684

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy Revenue Bonds, Refunding Series 2017B:
$355	4.000%, 10/01/28	10/27 at 100.00	A-	$412,734
270	4.000%, 10/01/29	10/27 at 100.00	A-	311,256
2,000	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-3, 4.000%, 10/01/42	10/27 at 100.00	A-	2,198,900
1,180	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (AMT)	10/27 at 100.00	A-	1,284,890
	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2021-1 501 C3:
300	3.000%, 10/01/34 (WI/DD, Settling 3/09/21)	10/27 at 100.00	A-	315,756
675	4.000%, 10/01/41 (WI/DD, Settling 3/09/21)	10/27 at 100.00	A-	743,607
1,075	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 5.000%, 1/01/27	1/26 at 100.00	AA-	1,282,400
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
755	0.000%, 1/01/22 – NPFG Insured	No Opt. Call	A+	751,935
3,055	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	3,018,859
10,530	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	10,284,124
4,805	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	A+	4,622,506
7,255	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	6,858,006
	Thief River Falls, Minnesota, Electric Revenue Bonds, Series 2018A:
230	4.000%, 2/01/35 – AGM Insured	2/26 at 100.00	AA	256,682
260	4.000%, 2/01/38 – AGM Insured	2/26 at 100.00	AA	288,337
13,765	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2018A, 5.000%, 1/01/49	7/28 at 100.00	Aa3	16,519,927
57,835	Total Utilities			62,023,060
$582,630	Total Long-Term Investments (cost $622,751,639)			653,064,640

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 7.1%
	MUNICIPAL BONDS – 7.1%
	Health Care – 5.5%
$13,600	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Variable Rate Demand Obligations, Series 2018A, 0.010%, 11/15/48 (6)	4/21 at 100.00	A-1	$13,600,000
2,125	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Variable Rate Demand Obligations, Series 2007C1, 0.040%, 11/15/34 (6)	4/21 at 100.00	A-1	2,125,000
6,935	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Variable Rate Demand Obligations, Series 2007C2, 0.030%, 11/15/34 (6)	4/21 at 100.00	A-1	6,935,000

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$14,200	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations, Mayo Clinic Series 2008A, 0.010%, 11/15/38 (6)	4/21 at 100.00	A-1+	$14,200,000
1,745	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations, Mayo Clinic Series 2008B, 0.010%, 11/15/38 (6)	4/21 at 100.00	A-1+	1,745,000
38,605	Total Health Care			38,605,000
	Housing/Multifamily – 0.5%
3,200	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Bella Grove Apartments Project, Variable Rate Demand Obligations, Series 2019B, 0.030%, 5/01/61 (6)	4/21 at 100.00	A-1+	3,200,000
	Housing/Single Family – 0.7%
5,225	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Variable Rate Demand Obligations, Series 2015D, 0.060%, 1/01/46 (AMT) (6)	4/21 at 100.00	A-1+	5,225,000
	Tax Obligation/General – 0.4%
3,190	Hennepin County, Minnesota, General Obligation Bonds, Variable Rate Demand Obligations, Series 2018B, 0.030%, 12/01/38 (6)	4/21 at 100.00	A-1+	3,190,000
$50,220	Total Short-Term Investments (cost $50,220,000)			50,220,000
	Total Investments (cost $672,971,639) – 99.5%			703,284,640
	Other Assets Less Liabilities – 0.5%			3,390,541
	Net Assets – 100%			$706,675,181
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$653,064,640	$ —	$653,064,640
Short-Term Investments:
Municipal Bonds	—	50,220,000	—	50,220,000
Total	$ —	$703,284,640	$ —	$703,284,640

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.3%
	MUNICIPAL BONDS – 96.3%
	Consumer Staples – 0.9%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
$65	4.000%, 6/01/48	6/30 at 100.00	BBB+	$72,662
1,000	3.000%, 6/01/48	6/30 at 100.00	BBB+	1,014,540
1,065	Total Consumer Staples			1,087,202
	Education and Civic Organizations – 4.8%
1,500	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A2	1,784,835
	Lincoln, Nebraska, Educational Facilities Revenue and Refunding Bonds, Nebraska Wesleyan University Project, Series 2012:
685	3.300%, 4/01/25	4/22 at 100.00	A-	703,063
410	4.000%, 4/01/32	4/22 at 100.00	A-	422,444
525	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding Series 2011, 5.450%, 9/01/35	5/21 at 100.00	Aa3	530,654
	Saline County, Nebraska, Educational Facilities Revenue Bonds, Doane College Project, Refunding Series 2020A:
360	3.000%, 2/15/34	2/29 at 100.00	A	377,280
445	3.000%, 2/15/35	2/29 at 100.00	A	464,518
500	Southeast Community College Area, Nebraska, Facilities Revenue Bonds, Series 2020, 3.000%, 3/15/45 – AGM Insured	7/25 at 100.00	AA	503,675
1,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds, Refunding Series 2017B, 4.000%, 5/15/37	11/27 at 100.00	Aa1	1,138,910
5,425	Total Education and Civic Organizations			5,925,379
	Health Care – 6.4%
200	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB	223,880
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
575	4.000%, 11/15/40	11/30 at 100.00	AA-	660,094
300	4.000%, 11/15/41	11/30 at 100.00	AA-	343,080
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
180	5.000%, 11/15/37	5/27 at 100.00	AA-	214,457
1,050	5.000%, 11/15/47	5/27 at 100.00	AA-	1,232,689
775	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	A-	843,657

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
$500	4.125%, 11/01/36	11/25 at 100.00	A	$541,600
1,000	5.000%, 11/01/45	11/25 at 100.00	A	1,115,560
500	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2020A, 4.000%, 7/01/40	7/30 at 100.00	A	570,310
250	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A, 5.000%, 7/01/30	7/27 at 100.00	BBB	293,183
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
500	5.000%, 7/01/34	7/25 at 100.00	BBB	560,395
435	5.000%, 7/01/35	7/25 at 100.00	BBB	486,774
875	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A, 5.250%, 2/01/37	2/27 at 100.00	BB+	919,424
7,140	Total Health Care			8,005,103
	Housing/Single Family – 1.4%
870	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Refunding Series 2016A, 3.500%, 9/01/36	3/25 at 100.00	AA+	905,339
230	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2016C, 3.350%, 9/01/36	9/25 at 100.00	AA+	240,286
425	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019A, 3.400%, 9/01/39	3/28 at 100.00	AA+	450,334
	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021A:
100	1.850%, 9/01/35	3/30 at 100.00	AA+	97,412
100	1.950%, 9/01/37	3/30 at 100.00	AA+	96,924
1,725	Total Housing/Single Family			1,790,295
	Long-Term Care – 3.4%
	Nebraska Educational, Health, Cultural and Social Services Finance Authority, Revenue Bonds, Immanuel Retirement Communities Obligated Group, Series 2019A:
3,500	4.000%, 1/01/44	1/26 at 102.00	AA	3,796,345
200	4.000%, 1/01/49	1/26 at 102.00	AA	215,724
220	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/23	No Opt. Call	BBB+	240,370
3,920	Total Long-Term Care			4,252,439
	Tax Obligation/General – 34.7%
	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2019:
600	4.000%, 12/15/38	5/29 at 100.00	Aa3	687,720
975	4.000%, 12/15/44	5/29 at 100.00	Aa3	1,099,156

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$500	Buffalo County School District 007 Kearney Public Schools, Nebraska, General Obligation Bonds, School Building Series 2016, 3.000%, 12/15/36	4/26 at 100.00	AA-	$522,255
1,500	Dodge County School District 1 Fremont, Nebraska, General Obligation Bonds, Refunding Limited Tax Series 2019, 4.000%, 12/15/40	12/29 at 100.00	A+	1,718,040
1,090	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, School Building Series 2019, 4.000%, 6/15/33	3/24 at 100.00	AA-	1,186,280
1,000	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, Series 2016, 3.375%, 12/15/41	12/25 at 100.00	AA-	1,059,570
1,500	Douglas County School District 059, Nebraska, General Obligation Bonds, School Building Series 2020B, 3.000%, 12/15/45	8/25 at 100.00	AA-	1,550,805
1,500	Douglas County School District 1, Nebraska, General Obligation Bonds, Omaha Public Schools Series 2020, 3.000%, 12/15/43	1/30 at 100.00	AA	1,609,515
750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2016, 4.000%, 12/15/36	12/25 at 100.00	AA-	870,127
1,000	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2018, 4.000%, 12/15/38	12/28 at 100.00	AA-	1,149,390
750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2019, 4.000%, 12/15/39	12/29 at 100.00	AA-	869,917
	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2020:
430	4.000%, 12/15/39	12/30 at 100.00	AA-	505,839
400	4.000%, 12/15/40	12/30 at 100.00	AA-	469,096
1,360	Douglas County School District 17 Millard, Nebraska, General Obligation Bonds, Series 2020, 3.000%, 12/15/36	12/30 at 100.00	AA	1,523,662
	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Series 2020:
3,240	5.000%, 1/15/30	No Opt. Call	AAA	4,293,421
1,000	3.000%, 1/15/43	7/30 at 100.00	AAA	1,067,550
1,200	Massachusetts State, General Obligation Bonds, Refunding Series 2020D, 4.000%, 11/01/41	11/30 at 100.00	Aa1	1,424,412
195	Omaha, Nebraska, General Obligation Bonds, Convention Center Project, Series 2004, 5.250%, 4/01/26	No Opt. Call	AA+	240,244
500	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2017A, 4.000%, 4/15/33	4/27 at 100.00	AA+	574,480
500	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2018A, 4.000%, 1/15/37	1/27 at 100.00	AA+	561,995
1,000	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2019, 4.000%, 4/15/38	4/29 at 100.00	AA+	1,163,180
	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2020A:
380	4.000%, 4/15/31	4/30 at 100.00	AA+	469,517
540	3.000%, 4/15/39	4/30 at 100.00	AA+	581,240
500	Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A, 5.000%, 1/15/33	1/27 at 100.00	AA+	607,915

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A, 4.000%, 1/15/40	1/29 at 100.00	AA+	$1,155,320
	Omaha-Douglas Public Building Commission, Nebraska, General Obligation Bonds, Series 2020B:
1,000	3.000%, 5/01/36	5/29 at 100.00	AA+	1,080,390
1,280	4.000%, 5/01/43	5/29 at 100.00	AA+	1,480,538
	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Refunding Series 2020B:
750	4.000%, 12/01/35	12/30 at 100.00	Aa2	897,645
1,000	3.000%, 12/01/40	12/30 at 100.00	Aa2	1,071,480
750	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43	6/29 at 100.00	AA-	864,525
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Series 2019:
1,000	5.000%, 6/15/40	6/29 at 100.00	AA-	1,237,160
1,000	5.000%, 6/15/41	6/29 at 100.00	AA-	1,234,340
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Series 2020B:
750	3.000%, 12/15/43	12/25 at 100.00	AA-	799,402
750	3.000%, 12/15/44	12/25 at 100.00	AA-	798,638
	Sarpy County School District 1, Bellevue Public School, Nebraska, General Obligation Bonds, School Building Series 2017:
550	5.000%, 12/15/29	12/27 at 100.00	Aa3	695,008
500	5.000%, 12/15/35	12/27 at 100.00	Aa3	619,715
1,000	Sarpy County School District 1, Bellevue Public School, Nebraska, General Obligation Bonds, School Building Series 2020, 4.000%, 12/15/40	12/30 at 100.00	Aa3	1,188,350
	Saunders County School District 1, Ashland-Greenwood, Nebraska, General Obligation Bonds, Series 2021:
500	3.000%, 12/15/42	12/30 at 100.00	A+	545,365
2,000	3.000%, 12/15/50	12/30 at 100.00	A+	2,131,700
	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018:
215	5.000%, 12/15/30	6/28 at 100.00	Aa1	271,926
1,000	5.000%, 12/15/47	6/28 at 100.00	Aa1	1,203,710
37,455	Total Tax Obligation/General			43,080,538
	Tax Obligation/Limited – 5.2%
500	Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project, Series 2018, 4.000%, 9/15/27	9/23 at 100.00	A	539,935
265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	271,042
430	Grand Island, Nebraska, Highway Allocation Fund Pledge Bonds, Series 2020, 3.000%, 11/15/30	11/25 at 100.00	Aa2	462,848
500	Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds, Omaha Baseball Stadium Project, Series 2016, 4.000%, 6/01/36	6/26 at 100.00	AA+	556,290

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds, Series 2020B, 3.000%, 4/15/40	4/30 at 100.00	AA+	$1,086,710
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
750	4.550%, 7/01/40	7/28 at 100.00	N/R	817,537
800	4.750%, 7/01/53	7/28 at 100.00	N/R	873,144
600	5.000%, 7/01/58	7/28 at 100.00	N/R	664,524
1,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58	7/28 at 100.00	BBB+	1,150,040
5,845	Total Tax Obligation/Limited			6,422,070
	Transportation – 4.2%
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
500	6.000%, 10/01/34 – AGM Insured (AMT)	10/23 at 100.00	AA	548,885
165	6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	176,220
70	Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%, 7/01/36 (AMT)	7/30 at 100.00	Aa3	81,478
825	Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45	7/25 at 100.00	Aa1	887,683
	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A:
1,000	5.000%, 12/15/34 (AMT)	12/26 at 100.00	Aa3	1,168,780
1,000	5.000%, 12/15/36 (AMT)	12/26 at 100.00	Aa3	1,164,170
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	1,214,330
4,560	Total Transportation			5,241,546
	U.S. Guaranteed – 12.7% (4)
500	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2017, 4.500%, 12/15/44 (Pre-refunded 1/31/22)	1/22 at 100.00	Aa3	519,995
	Colfax County School District 123 Schuyler Community Schools, Nebraska, General Obligation Bonds, Refunding Series 2019:
500	4.000%, 12/15/36 (Pre-refunded 5/22/24)	5/24 at 100.00	A1	556,545
500	4.000%, 12/15/39 (Pre-refunded 5/22/24)	5/24 at 100.00	A1	556,545
	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012:
1,000	4.000%, 11/01/37 (Pre-refunded 11/01/21)	11/21 at 100.00	A	1,024,380
2,800	5.000%, 11/01/42 (Pre-refunded 11/01/21)	11/21 at 100.00	A	2,886,828
2,460	Lincoln- West Haymarket Joint Public Agency, Nebraska, General Obligation Facility Bonds, Series 2011, 5.000%, 12/15/42 (Pre-refunded 12/15/21)	12/21 at 100.00	AAA	2,554,292
	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2013A:
715	4.500%, 11/15/28 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+	797,003
365	4.500%, 11/15/29 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+	406,862

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$1,395	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2011, 4.250%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	AA	$1,435,455
500	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 4.000%, 12/15/31 (Pre-refunded 6/15/22)	6/22 at 100.00	AA	524,855
750	Platte County School District 001, Columbus Public Schools, Nebraska, General Obligation Bonds, School Building Series 2014, 5.000%, 12/15/39 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa2	863,580
500	Scotts Bluff County School District 16, Nebraska, General Obligation Bonds, Gering Public Schools Series 2017, 5.000%, 12/01/46 (Pre-refunded 5/30/22)	5/22 at 100.00	A1	529,945
600	University of Nebraska, Revenue Bonds, Omaha Student Housing Project, Refunding Series 2017A, 5.000%, 5/15/32 (Pre-refunded 11/15/27)	11/27 at 100.00	Aa1	764,136
1,000	University of Nebraska, Revenue Bonds, Refunding Lincoln Student Fees and Facilities Series 2011, 5.000%, 7/01/42 (Pre-refunded 1/01/22)	1/22 at 100.00	Aa1	1,040,500
1,125	University of Nebraska, Revenue Bonds, Refunding Omaha Student Health & Recreation Project Series 2016B, 3.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	Aa1	1,261,249
14,710	Total U.S. Guaranteed			15,722,170
	Utilities – 22.6%
800	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A2	829,224
465	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/37	No Opt. Call	A	637,097
2,350	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A2	2,503,525
	Columbus, Nebraska, Combined Revenue Bonds, Refunding Series 2020:
375	4.000%, 6/15/34	6/30 at 100.00	AA	443,235
400	4.000%, 6/15/35	6/30 at 100.00	AA	471,676
1,500	Fremont, Nebraska, Combined Utilities System Revenue Bonds, Series 2014B, 5.000%, 7/15/34	7/21 at 100.00	AA-	1,528,245
	Grand Island, Nebraska, Combined Utilities Revenue Bonds, Refunding Series 2020A:
750	4.000%, 8/15/35 – AGM Insured	8/30 at 100.00	AA	891,022
800	4.000%, 8/15/37 – AGM Insured	8/30 at 100.00	AA	943,880
1,930	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	2,222,376
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	244,760
870	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2018, 5.000%, 9/01/34	3/27 at 100.00	AA	1,060,486
435	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2020A, 5.000%, 9/01/33	3/30 at 100.00	AA	573,461
500	Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds, Series 2015, 3.250%, 12/01/32	12/25 at 100.00	Aa2	538,630
110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/31	4/22 at 100.00	A+	114,906
1,850	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	A+	1,913,418
1,500	Nebraska Public Power District, General Revenue Bonds, Series 2016A, 5.000%, 1/01/41	1/26 at 100.00	A+	1,751,730

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$500	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Series 2015C, 4.000%, 2/01/38	2/25 at 100.00	AA	$549,545
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Series 2016A, 4.000%, 2/01/38	2/26 at 100.00	AA	1,112,990
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A, 5.000%, 2/01/42	12/27 at 100.00	AA	1,213,950
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2018A, 5.000%, 2/01/39	2/28 at 100.00	AA	1,226,130
320	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42	2/25 at 100.00	A+	334,320
1,500	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Refunding Series 2019, 4.000%, 4/01/39	4/29 at 100.00	AA	1,740,390
	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Refunding Series 2020A:
440	4.000%, 4/01/38	4/30 at 100.00	AA	519,688
370	4.000%, 4/01/39	4/30 at 100.00	AA	435,701
300	4.000%, 4/01/40	4/30 at 100.00	AA	352,440
1,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31	1/25 at 100.00	A2	1,149,640
1,500	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40	7/26 at 100.00	A2	1,771,590
800	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A	No Opt. Call	N/R	953,792
24,600	Total Utilities			28,027,847
$106,445	Total Long-Term Investments (cost $114,906,390)			119,554,589
	Other Assets Less Liabilities – 3.7%			4,622,368
	Net Assets – 100%			$124,176,957
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$119,554,589	$ —	$119,554,589

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax

Nuveen Oregon Intermediate Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.0%
	MUNICIPAL BONDS – 97.0%
	Education and Civic Organizations – 4.8%
$2,500	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 4.500%, 5/01/29	5/22 at 100.00	BBB	$2,571,350
1,095	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2015A, 5.000%, 5/01/30	5/25 at 100.00	BBB	1,213,895
	Forest Grove, Oregon, Student Housing Revenue Bonds, Oak Tree Foundation, Inc Project, Series 2017:
350	5.000%, 3/01/23	No Opt. Call	BBB-	369,117
440	5.000%, 3/01/24	No Opt. Call	BBB-	473,554
405	5.000%, 3/01/25	No Opt. Call	BBB-	442,803
1,270	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2014B, 5.000%, 4/01/27	4/24 at 100.00	AAA	1,444,231
120	Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School Project, Series 2019A, 5.000%, 6/15/29, 144A	6/27 at 102.00	N/R	133,516
920	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A, 5.000%, 6/15/34, 144A	6/27 at 102.00	N/R	998,384
100	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A, 5.500%, 6/15/35, 144A	6/25 at 100.00	N/R	107,602
600	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.000%, 6/15/33	6/25 at 100.00	N/R	635,748
	Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A:
795	5.000%, 7/01/30	7/27 at 100.00	Aa2	975,688
400	4.000%, 7/01/32	7/27 at 100.00	Aa2	460,176
	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A:
450	5.000%, 4/01/29	4/25 at 100.00	A	511,461
700	5.000%, 4/01/30	4/25 at 100.00	A	793,436
210	Oregon Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2010A, 4.000%, 10/01/24	3/21 at 100.00	A-	210,487
	Yamhill County, Oregon, Revenue Bonds, Linfield University Project, Refunding Series 2020A:
850	4.000%, 10/01/23	No Opt. Call	Baa2	909,424
1,000	5.000%, 10/01/35	10/30 at 100.00	Baa2	1,206,930
12,205	Total Education and Civic Organizations			13,457,802
	Health Care – 13.1%
1,035	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/23	8/22 at 100.00	A-	1,098,859

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2016A:
$375	4.000%, 1/01/33	1/26 at 100.00	A+	$411,172
1,000	5.000%, 1/01/33	1/26 at 100.00	A+	1,154,900
	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2020A:
350	5.000%, 1/01/29	No Opt. Call	A+	442,736
715	4.000%, 1/01/34	1/31 at 100.00	A+	839,389
	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Refunding Series 2016:
265	5.000%, 9/01/28	9/26 at 100.00	A	310,498
730	5.000%, 9/01/29	9/26 at 100.00	A	850,180
200	5.000%, 9/01/30	9/26 at 100.00	A	232,048
600	5.000%, 9/01/31	9/26 at 100.00	A	692,106
270	5.000%, 9/01/32	9/26 at 100.00	A	310,454
500	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/24	9/22 at 100.00	A	521,930
1,870	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2020A, 5.000%, 8/15/33	8/30 at 100.00	A+	2,420,696
1,000	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A, 5.000%, 6/01/30	6/26 at 100.00	A+	1,183,260
	Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2014A:
690	5.000%, 11/15/25	5/24 at 100.00	AA-	781,080
4,155	4.125%, 11/15/32	5/24 at 100.00	AA-	4,453,911
1,815	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2013A, 5.000%, 10/01/23	No Opt. Call	AA-	2,023,725
600	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/30	No Opt. Call	BBB+	774,936
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
485	5.000%, 10/01/29	10/26 at 100.00	BBB+	575,870
1,325	5.000%, 10/01/30	10/26 at 100.00	BBB+	1,566,070
	Oregon Health and Science University, Revenue Bonds, Refunding Series 2012A:
925	5.000%, 7/01/25	7/22 at 100.00	AA-	978,363
1,195	5.000%, 7/01/26	7/22 at 100.00	AA-	1,262,171
4,000	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/33	7/26 at 100.00	AA-	4,728,240
	Oregon Health and Science University, Revenue Bonds, Series 2019A:
1,070	5.000%, 7/01/29	No Opt. Call	AA-	1,397,709
1,000	5.000%, 7/01/30	1/30 at 100.00	AA-	1,310,260
500	5.000%, 7/01/31	1/30 at 100.00	AA-	651,800

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Project, Refunding Series 2016A:
$1,355	5.000%, 5/15/29	5/26 at 100.00	AA-	$1,610,919
560	5.000%, 5/15/30	5/26 at 100.00	AA-	662,189
1,000	5.000%, 5/15/31	5/26 at 100.00	AA-	1,178,720
2,000	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 5.000%, 5/15/32	5/29 at 100.00	AA-	2,525,620
31,585	Total Health Care			36,949,811
	Housing/Multifamily – 0.8%
	Clackamas County Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Easton Ridge Apartments Project, Series 2013A:
285	4.000%, 9/01/22	No Opt. Call	Aa2	299,435
195	4.000%, 9/01/23	3/23 at 100.00	Aa2	207,581
340	Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station Apartments, Refunding Series 2016, 4.000%, 7/15/29	7/26 at 100.00	Aa2	380,120
1,000	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 5.000%, 10/01/24	10/23 at 100.00	BBB-	1,074,290
30	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 4.250%, 7/01/21 (AMT)	3/21 at 100.00	Aaa	30,049
305	Portland Housing Authority, Oregon, Housing Revenue Bonds, Yards at Union Station Project, Refunding Series 2007, 4.750%, 5/01/22 (AMT)	3/21 at 100.00	Aa2	305,921
2,155	Total Housing/Multifamily			2,297,396
	Information Technology – 0.9%
2,375	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	2,485,081
	Long-Term Care – 3.9%
	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020A:
285	5.000%, 11/15/27	11/25 at 102.00	N/R	315,216
300	5.000%, 11/15/28	11/25 at 102.00	N/R	330,255
315	5.000%, 11/15/29	11/25 at 102.00	N/R	345,152
330	5.000%, 11/15/30	11/25 at 102.00	N/R	360,518

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A:
$525	4.000%, 5/15/24	No Opt. Call	N/R	$550,898
445	4.000%, 11/15/24	No Opt. Call	N/R	470,232
355	4.000%, 5/15/25	No Opt. Call	N/R	376,836
460	4.000%, 11/15/25	No Opt. Call	N/R	491,478
200	4.000%, 5/15/26	11/25 at 102.00	N/R	213,638
400	4.000%, 11/15/26	11/25 at 102.00	N/R	429,712
350	4.000%, 5/15/27	11/25 at 102.00	N/R	376,852
350	4.000%, 11/15/27	11/25 at 102.00	N/R	378,833
450	Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue Valley Manor, Series 2013A, 5.000%, 10/01/24	10/23 at 100.00	A-	493,789
1,500	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc, Refunding Series 2012, 5.000%, 12/01/29	12/22 at 100.00	BBB	1,573,140
325	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc, Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	BBB	372,921
575	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	612,611
1,040	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.125%, 7/01/35	7/25 at 100.00	N/R	1,074,757
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc, Refunding Series 2012:
235	5.000%, 5/15/22	No Opt. Call	BBB	240,525
550	5.750%, 5/15/27	5/22 at 100.00	BBB	575,514
1,150	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31	11/24 at 102.00	N/R	1,244,668
10,140	Total Long-Term Care			10,827,545
	Tax Obligation/General – 42.6%
1,365	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/26	No Opt. Call	AA+	1,672,180
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A:
350	5.000%, 6/15/26	No Opt. Call	AA+	429,174
2,835	5.000%, 6/15/27	No Opt. Call	AA+	3,577,968
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2020:
625	4.000%, 6/15/31	6/29 at 100.00	Aa1	771,569
500	4.000%, 6/15/34	6/29 at 100.00	Aa1	607,130
750	4.000%, 6/15/35	6/29 at 100.00	Aa1	907,830
500	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2014, 5.000%, 6/01/29	6/24 at 100.00	AA	570,330

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,100	Chemeketa Community College District, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/26	6/24 at 100.00	AA+	$1,261,392
200	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa1	239,688
1,640	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32	6/27 at 100.00	AA+	1,899,005
1,250	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28	6/25 at 100.00	AA+	1,479,812
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
1,000	5.000%, 6/15/30	6/27 at 100.00	AA+	1,234,790
2,000	5.000%, 6/15/33	6/27 at 100.00	AA+	2,442,960
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018:
585	5.000%, 6/15/31	6/28 at 100.00	Aa1	737,802
550	5.000%, 6/15/32	6/28 at 100.00	Aa1	690,701
1,500	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Refunding Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,852,185
570	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33	6/28 at 100.00	AA+	715,390
	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2020A:
775	4.000%, 6/15/33	6/30 at 100.00	Aa1	942,586
560	4.000%, 6/15/34	6/30 at 100.00	Aa1	677,292
500	Clatsop County School District 1C Astoria, Oregon, General Obligation Bonds, Series 2019B, 5.000%, 6/15/30	6/29 at 100.00	Aa1	648,465
500	Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/31	6/29 at 100.00	Aa2	646,710
450	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/33	6/27 at 100.00	Aa1	549,666
	Coos County School District 9 Coos Bay, Oregon, General Obligation Bonds, Series 2020:
185	5.000%, 6/15/31	6/30 at 100.00	AA+	244,890
430	5.000%, 6/15/33	6/30 at 100.00	AA+	565,798
765	5.000%, 6/15/34	6/30 at 100.00	AA+	1,002,663
1,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	965,780
3,055	Deschutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Series 2008B, 0.000%, 6/15/22	No Opt. Call	Aa1	3,043,544

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Deschutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Series 2021:
$300	4.000%, 6/15/32	6/31 at 100.00	Aa1	$374,889
485	4.000%, 6/15/33	6/31 at 100.00	Aa1	600,852
375	4.000%, 6/15/34	6/31 at 100.00	Aa1	462,142
300	4.000%, 6/15/35	6/31 at 100.00	Aa1	368,445
300	4.000%, 6/15/36	6/31 at 100.00	Aa1	367,806
380	4.000%, 6/15/37	6/31 at 100.00	Aa1	463,976
2,000	Greater Albany School District 8J, Linn & Benton Counties, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/32	6/27 at 100.00	AA+	2,457,820
2,825	Hood River County School District, Oregon, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/15/29	6/26 at 100.00	AA+	3,250,699
	Jackson County School District 5 Ashland, Oregon, General Obligation Bonds, Series 2019:
2,120	5.000%, 6/15/31	6/29 at 100.00	AA+	2,745,930
2,260	5.000%, 6/15/32	6/29 at 100.00	AA+	2,913,321
1,620	5.000%, 6/15/33	6/29 at 100.00	AA+	2,079,578
1,250	Jackson County School District 549C, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/15/28	6/25 at 100.00	AA+	1,476,900
	Jackson County School District 6, Central Point, Oregon, General Obligation Bonds, Series 2019A:
1,675	4.000%, 6/15/34	6/29 at 100.00	Aa1	1,976,182
1,700	4.000%, 6/15/35	6/29 at 100.00	Aa1	1,998,537
415	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	3/21 at 100.00	Aa3	416,465
	Lake County School District 52 Bethel, Oregon, General Obligation Bonds, Series 2021B:
400	4.000%, 6/15/34	6/31 at 100.00	Aa1	495,096
750	4.000%, 6/15/35	6/31 at 100.00	Aa1	923,512
1,200	Lake Oswego, Oregon, General Obligation Bonds, Refunding Full Faith & Credit Series 2017, 4.000%, 12/01/31	12/27 at 100.00	AAA	1,411,008
2,000	Lane Community College, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/15/34	6/30 at 100.00	Aa1	2,428,520
1,105	Lane County School District 4J Eugene, Oregon, General Obligation Bonds, Series 2019, 4.000%, 6/15/35	6/29 at 100.00	Aa1	1,309,359
510	Lebanon Rural Fire Protection District, Linn County, Oregon, General Obligation Bonds, Series 2020, 4.000%, 6/15/33 – BAM Insured	6/27 at 100.00	AA	580,722
205	Linn and Marion Counties School District 129J Santiam Canyon, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/34	6/29 at 100.00	AA+	259,477
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2020B:
1,135	0.000%, 6/15/32	6/30 at 100.00	AA+	1,466,897
1,000	0.000%, 6/15/33 (4)	6/30 at 100.00	AA+	1,286,410

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Series 2018:
$1,500	5.000%, 6/15/31	6/28 at 100.00	AA+	$1,897,770
2,000	5.000%, 6/15/33	6/28 at 100.00	AA+	2,510,140
	Marion County School District 103 Woodburn, Oregon, General Obligation Bonds, Series 2015:
1,000	5.000%, 6/15/27	6/25 at 100.00	Aa1	1,175,030
1,000	5.000%, 6/15/33	6/25 at 100.00	Aa1	1,161,270
1,000	Marion County School District 15 North Marion, Oregon, General Obligation Bonds, Series 2018B, 5.000%, 6/15/31	6/28 at 100.00	AA+	1,260,400
2,500	Metro, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/01/34	6/30 at 100.00	AAA	3,045,950
	Multnomah County School District 7, Reynolds, Oregon, General Obligation Bonds, Refunding Series 2020:
200	4.000%, 6/01/32	6/30 at 100.00	Aa3	242,928
135	4.000%, 6/01/33	6/30 at 100.00	Aa3	163,203
250	3.000%, 6/01/34	6/30 at 100.00	Aa3	275,090
	Multnomah County School District 7, Reynolds, Oregon, General Obligation Bonds, Series 2015A:
1,500	5.000%, 6/15/29	6/25 at 100.00	Aa1	1,766,715
2,250	5.000%, 6/15/30	6/25 at 100.00	Aa1	2,650,072
1,190	Nestucca Valley School District 101, Tillamook & Yamhill Counties, Oregon, General Obligation Bonds, Series 2018B Current Interest, 5.000%, 6/15/29	6/28 at 100.00	AA+	1,517,821
	Oregon City, Oregon, General Obligation Bonds, Series 2018:
350	5.000%, 6/01/30	6/28 at 100.00	AA+	442,649
765	5.000%, 6/01/31	6/28 at 100.00	AA+	960,358
25	Oregon State, General Obligation Bonds, Alternative Energy Series 2011B, 5.000%, 1/01/23 (AMT)	3/21 at 100.00	AA+	25,054
2,255	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Refunding Series 2016G, 5.000%, 11/01/29	5/26 at 100.00	AA+	2,722,281
	Pacific Communities Health District, Oregon, General Obligation Bonds, Series 2016:
325	5.000%, 6/01/27	6/26 at 100.00	A1	392,109
350	5.000%, 6/01/28	6/26 at 100.00	A1	419,689
750	5.000%, 6/01/29	6/26 at 100.00	A1	894,262
1,000	5.000%, 6/01/30	6/26 at 100.00	A1	1,186,190
770	5.000%, 6/01/31	6/26 at 100.00	A1	910,363
1,210	Phoenix-Talent School District 4, Jackson County, Oregon, General Obligation Bonds, Current Interest Series 2018B, 5.000%, 6/15/32	6/28 at 100.00	AA+	1,510,963
	Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series 2018:
225	3.750%, 6/15/28	No Opt. Call	N/R	245,079
180	4.000%, 6/15/33	6/28 at 100.00	N/R	199,055

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$900	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29	6/26 at 100.00	AA+	$1,090,539
	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Series 2018:
1,500	5.000%, 6/15/29	6/26 at 100.00	AA+	1,817,565
1,000	5.000%, 6/15/30	6/26 at 100.00	AA+	1,209,990
2,235	Portland, Oregon, General Obligation Bonds, Sellwood Bridge Project, Series 2014A, 5.000%, 6/01/28	6/24 at 100.00	Aaa	2,559,500
340	Redmond, Oregon, Full Faith and Credit Obligations, Refunding Series 2012A, 4.000%, 6/01/25	6/22 at 100.00	Aa3	354,688
350	Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A, 5.000%, 6/01/25	6/24 at 100.00	Aa3	400,204
630	Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1, 5.000%, 6/01/36	12/28 at 100.00	Aa3	780,041
500	Rogue Community College District, Jackson and Josephine Counties, Oregon, General Obligation Bonds, Jackson County Service Area, Series 2016B, 4.000%, 6/15/31	6/26 at 100.00	Aa1	569,030
800	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	796,800
	Sherwood, Oregon, General Obligation Bonds, Refunding Full Faith & Credit Series 2021:
605	4.000%, 6/01/31 (WI/DD, Settling 3/04/21)	6/30 at 100.00	Aa2	747,605
650	4.000%, 6/01/32 (WI/DD, Settling 3/04/21)	6/30 at 100.00	Aa2	798,876
675	4.000%, 6/01/33 (WI/DD, Settling 3/04/21)	6/30 at 100.00	Aa2	825,680
330	4.000%, 6/01/34 (WI/DD, Settling 3/04/21)	6/30 at 100.00	Aa2	402,026
	Umatilla County School District 6R Umatilla, Oregon, General Obligation Bonds, Series 2017:
245	0.000%, 6/15/27 (4)	No Opt. Call	AA+	276,002
340	0.000%, 6/15/29 (4)	6/27 at 100.00	AA+	377,284
315	0.000%, 6/15/31 (4)	6/27 at 100.00	AA+	346,881
1,000	Umatilla County School District R61Stanfield, Oregon, General Obligation Bonds, Series 2019, 4.000%, 6/15/34	6/29 at 100.00	AA+	1,192,600
1,250	Washington and Clackamas Counties School District 23J Tigard-Tualatin, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,543,487
965	Washington County School District 15, Forest Grove, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	928,012
1,320	Washington County, Oregon, General Obligation Bonds, Full Faith & Credit Obligation Series 2016B, 4.000%, 3/01/31	3/26 at 100.00	Aaa	1,490,610
	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2017:
990	5.000%, 6/15/31	6/27 at 100.00	Aa1	1,217,819
3,750	5.000%, 6/15/32	6/27 at 100.00	Aa1	4,595,662
1,000	Washington, Clackamas and Yamhill Counties School District 88J Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,234,790
1,500	Yamhill County School District 29J Newberg, Oregon, General Obligation Bonds, Series 2021B, 4.000%, 6/15/32 (WI/DD, Settling 3/04/21)	6/31 at 100.00	Aa1	1,872,630

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Refunding Series 2016:
$1,000	4.000%, 6/15/31	6/26 at 100.00	AA+	$1,135,320
1,000	4.000%, 6/15/32	6/26 at 100.00	AA+	1,131,620
195	Yamhill County School District 8 Dayton, Oregon, General Obligation Bonds, Refunding & Project Series 2019, 5.000%, 6/15/33	6/29 at 100.00	AA+	248,567
99,965	Total Tax Obligation/General			120,010,112
	Tax Obligation/Limited – 8.4%
	Beaverton, Oregon, Special Revenue Bonds, Series 2020A:
300	5.000%, 6/01/32	6/30 at 100.00	Aa3	391,704
400	5.000%, 6/01/34	6/30 at 100.00	Aa3	517,816
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,260	5.000%, 11/15/28	11/25 at 100.00	BB	2,576,038
500	5.000%, 11/15/29	11/25 at 100.00	BB	566,880
750	Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention Center Hotel, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	Aa3	915,900
	Oregon State Bond Bank, Revenue Bonds, Oregon Business Development Department, Refunding Series 2021A:
275	5.000%, 1/01/31	No Opt. Call	AA+	368,984
285	5.000%, 1/01/32	1/31 at 100.00	AA+	381,145
200	5.000%, 1/01/33	1/31 at 100.00	AA+	266,120
1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Subordinate Lien Series 2020A, 5.000%, 11/15/35	11/30 at 100.00	AA+	1,317,280
1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	Aa3	1,060,120
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
499	0.000%, 7/01/29	7/28 at 98.64	N/R	412,848
2,136	0.000%, 7/01/31	7/28 at 91.88	N/R	1,640,213
1,906	0.000%, 7/01/33	7/28 at 86.06	N/R	1,355,223
605	4.500%, 7/01/34	7/25 at 100.00	N/R	660,303
1,260	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	1,355,319
1,600	Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds, Series 2018, 5.000%, 12/15/30	6/28 at 100.00	A3	1,990,784
1,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/27	No Opt. Call	A	1,250,680
	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2018A:
1,000	5.000%, 10/01/31	4/28 at 100.00	A	1,222,230
750	4.000%, 10/01/33	4/28 at 100.00	A	846,787

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Refunding Senior Lien Series 2016A:
$1,000	4.000%, 9/01/31	9/26 at 100.00	AAA	$1,139,700
655	4.000%, 9/01/32	9/26 at 100.00	AAA	744,067
	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2018A:
1,000	5.000%, 9/01/30	9/27 at 100.00	AAA	1,244,960
855	5.000%, 9/01/31	9/27 at 100.00	AAA	1,060,251
340	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2019A, 5.000%, 9/01/34	9/29 at 100.00	AAA	440,110
21,576	Total Tax Obligation/Limited			23,725,462
	Transportation – 4.7%
	Jackson County, Oregon, Airport Revenue Bonds, Refunding Series 2016:
395	5.000%, 12/01/30 – AGM Insured	6/26 at 100.00	AA	461,415
430	5.000%, 12/01/31 – AGM Insured	6/26 at 100.00	AA	500,417
380	5.000%, 12/01/33 – AGM Insured	6/26 at 100.00	AA	439,725
350	4.000%, 12/01/34 – AGM Insured	6/26 at 100.00	AA	381,349
500	Port of Portland, Oregon, International Airport Revenue Bonds, Refunding Series 2020-26C, 5.000%, 7/01/28 (AMT)	No Opt. Call	A+	625,995
1,030	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (AMT)	7/21 at 100.00	A+	1,046,470
1,250	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2015-23, 5.000%, 7/01/28	7/25 at 100.00	A+	1,476,625
	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2019-25B:
1,105	5.000%, 7/01/31 (AMT)	7/29 at 100.00	A+	1,378,112
1,850	5.000%, 7/01/33 (AMT)	7/29 at 100.00	A+	2,283,584
2,500	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2020-27A, 5.000%, 7/01/33 (AMT)	7/30 at 100.00	A+	3,145,300
1,500	Port of Portland, Oregon, Portland International Airport Passenger Facility Charge Revenue Bonds, Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A	1,523,160
11,290	Total Transportation			13,262,152
	U.S. Guaranteed – 9.0% (5)
1,105	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Series 2014B, 5.000%, 6/15/27 (Pre-refunded 6/15/24)	6/24 at 100.00	AA+	1,272,341
2,000	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/30 (Pre-refunded 6/15/25)	6/25 at 100.00	AA+	2,378,340
1,135	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/28 (Pre-refunded 6/15/24)	6/24 at 100.00	AA+	1,306,884

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2014:
$255	5.000%, 6/01/29 (Pre-refunded 6/01/24)	6/24 at 100.00	AA	$292,268
325	5.000%, 6/01/29 (Pre-refunded 6/01/24)	6/24 at 100.00	AA	373,636
525	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2012A, 5.000%, 6/15/25 (Pre-refunded 6/15/22)	6/22 at 100.00	AA+	557,844
1,635	Lake County School District 52 Bethel, Oregon, General Obligation Bonds, Series 2013B, 5.000%, 6/15/33 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa1	1,882,605
300	Marion-Clackamas Counties School District 4J Silver Falls, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24 (Pre-refunded 6/15/23)	6/23 at 100.00	Aa1	332,244
	Oregon Facilities Authority, Revenue Bonds, CHF-Ashland, LLC Southern Oregon University Project Series 2012:
1,185	4.350%, 7/01/27 (Pre-refunded 7/01/22)	7/22 at 100.00	A2	1,251,455
400	4.700%, 7/01/33 (Pre-refunded 7/01/22)	7/22 at 100.00	A2	424,292
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2014A:
1,980	5.000%, 11/15/26 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	2,316,006
1,000	5.000%, 11/15/27 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	1,169,700
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2015A:
2,000	5.000%, 11/15/27 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	2,339,400
2,500	5.000%, 11/15/28 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	2,924,250
	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012:
1,435	5.000%, 8/01/26 (Pre-refunded 8/01/22)	8/22 at 100.00	AA-	1,533,685
1,915	5.000%, 8/01/30 (Pre-refunded 8/01/22)	8/22 at 100.00	AA-	2,046,695
1,715	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A, 5.000%, 10/01/26 (Pre-refunded 10/01/21)	10/21 at 100.00	A	1,763,037
1,080	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 2014A, 5.000%, 6/15/29 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa1	1,243,555
22,490	Total U.S. Guaranteed			25,408,237
	Utilities – 8.8%
1,295	Albany, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 8/01/25	8/23 at 100.00	Aa3	1,435,300
1,035	Bend, Oregon, Sewer Revenue Bonds, Series 2020, 5.000%, 5/01/33	5/30 at 100.00	AA	1,358,572
	Central Lincoln Peoples Utility District, Oregon, Electric Revenue Bonds, Series 2016:
500	3.500%, 12/01/29	12/25 at 100.00	AA-	547,330
350	5.000%, 12/01/33	12/25 at 100.00	AA-	413,318
350	5.000%, 12/01/34	12/25 at 100.00	AA-	412,962
270	Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016, 5.000%, 11/01/33	5/25 at 100.00	AA-	314,277
500	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/22 – AGM Insured	No Opt. Call	A1	539,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A:
$250	4.000%, 8/01/32	8/30 at 100.00	Aa2	$305,540
650	4.000%, 8/01/33	8/30 at 100.00	Aa2	790,634
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
1,065	5.000%, 7/01/28	7/26 at 100.00	A-	1,247,243
1,120	5.000%, 7/01/29	7/26 at 100.00	A-	1,304,072
1,180	5.000%, 7/01/30	7/26 at 100.00	A-	1,366,924
250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	256,633
2,000	Portland, Oregon, Sewer System Revenue Bonds, Refunding Second Lien Series 2019A, 5.000%, 3/01/32	9/29 at 100.00	AA	2,595,420
1,880	Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series 2018A, 4.500%, 5/01/30	5/26 at 100.00	AA	2,198,698
2,500	Portland, Oregon, Water System Revenue Bonds, Refunding First Lien Series 2016A, 4.000%, 4/01/33	4/26 at 100.00	Aa1	2,823,575
3,000	Portland, Oregon, Water System Revenue Bonds, Second Lien Series 2019A, 5.000%, 5/01/34	11/29 at 100.00	Aa2	3,868,890
1,015	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A	No Opt. Call	N/R	1,210,124
1,000	Sunrise Water Authority, Oregon, Water Revenue Bonds, Refunding Series 2014, 4.000%, 3/01/23	No Opt. Call	AA	1,072,580
525	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/33, 144A	5/29 at 100.00	A3	629,149
20,735	Total Utilities			24,690,561
$234,516	Total Long-Term Investments (cost $258,643,939)			273,114,159
	Other Assets Less Liabilities – 3.0%			8,447,887
	Net Assets – 100%			$281,562,046

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$273,114,159	$ —	$273,114,159

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
WI/DD	Purchased on a when-issued or delayed delivery basis.